                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-04604
                    -----------------------------------------

                           CREDIT SUISSE CAPITAL FUNDS
                           ---------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                               J. Kevin Gao, Esq.
                           Credit Suisse Capital Funds
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: October 31

Date of reporting period: November 1, 2003 to October 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

ANNUAL REPORT

OCTOBER 31, 2004


-  CREDIT SUISSE
   LARGE CAP VALUE FUND

-  CREDIT SUISSE
   SMALL CAP VALUE FUND


THE FUNDS' INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES (WHICH SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING), AND MORE COMPLETE INFORMATION ABOUT THE THE FUNDS, ARE PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD BE AWARE THAT THEY MAY BE ELIGIBLE TO PURCHASE COMMON CLASS AND/OR ADVISOR CLASS SHARES (WHERE OFFERED) DIRECTLY OR THROUGH CERTAIN INTERMEDIARIES. SUCH SHARES ARE NOT SUBJECT TO A SALES CHARGE BUT MAY BE SUBJECT TO AN ONGOING SERVICE AND DISTRIBUTION FEE OF UP TO 0.50% OF AVERAGE DAILY NET ASSETS. INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD ALSO BE AWARE THAT THEY MAY BE ELIGIBLE FOR A REDUCTION OR WAIVER OF THE SALES CHARGE WITH RESPECT TO CLASS A, B OR C SHARES. FOR MORE INFORMATION, PLEASE REVIEW THE RELEVANT PROSPECTUSES OR CONSULT YOUR FINANCIAL REPRESENTATIVE.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2004; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE LARGE CAP VALUE FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2004 (unaudited)

                                                               November 24, 2004

Dear Shareholder:

PERFORMANCE SUMMARY
11/01/03 - 10/31/04

SHARE CLASS/BENCHMARK                                          PERFORMANCE
Common(1)                                                      11.51%
Advisor(1)                                                     10.96%
Class A(1),(2)                                                 11.19%
Class B(1),(2)                                                 10.40%
Class C(1),(2)                                                 10.39%
Russell 1000(R) Value Index(3)                                 15.46%

Performance for the Fund's Class A, Class B and Class C Shares is without the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively.(2)

MARKET OVERVIEW: STRONG START GIVES WAY TO SEESAW FINISH

   The US equity market began the period on a strong note. An improving outlook for the economy and corporate profits continued to help stocks regain their footing after 2000's "bubble burst." However, the market faced headwinds as 2004 progressed, mostly in the form of domestic and international political uncertainty, worries over rising interest rates and a surge in oil prices. The market struggled in the spring and into summer, but then moved upward again as inflation and interest-rate fears subsided.

   Value stocks soundly outpaced growth stocks for the 12 months -- and were less volatile as well -- reflecting the outperformance of energy and industrial-type companies, which comprise a larger share of the value universe. Broadly, large cap equities trailed small caps, a trend often (but not always) seen in the early stages of economic recovery.

STRATEGIC REVIEW: FOCUS ON COMPANY FUNDAMENTALS

   The Fund had a gain but underperformed its benchmark, which we attribute primarily to stock selection in the technology sector. Holdings that detracted from performance included Unisys, an infrastructure solutions provider, and Seagate Technology, a disc drive manufacturer. We eliminated both positions in the period, based on our concerns over their business fundamentals. The Fund's energy holdings, while collectively positive in absolute terms, underperformed, in part due to Calpine (a position we eliminated in late October), an operator of power generation stations that declined on balance sheet concerns.

   On the positive side, the Fund's multi-business industrial companies aided its absolute and relative return (our nearly double weighting in this outperforming sector was also a plus). Tyco (3.05% of the Fund's portfolio as of October 31, 2004) had a sizable gain amid an ongoing turnaround under new management. Other standouts were Textron and Eaton (1.77% and 1.66% of the Fund's portfolio, respectively, as of October 31, 2004), both benefiting from improvements in demand and free cash-flows.

GOING FORWARD: POSITIONED FOR RECOVERY

   As we move ahead, we believe that the economy should rebound from its recent softness in a sustainable manner, and our portfolio positioning reflects that view. We are overweighted in industrial-type stocks (ranging from aerospace companies to machinery manufacturers) and materials stocks that offer leverage to a growing economy. We are looking for opportunities to raise these overweightings even higher. We may seek to narrow our underweighting in financial services, should a rise in interest rates spark indiscriminate selling in the sector, creating compelling values.

The Credit Suisse Value Team

Stephen J. Kaszynski
Robert E. Rescoe

Credit Suisse Asset Management, LLC (CSAM)

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THAT PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
         CREDIT SUISSE LARGE CAP VALUE FUND(1) COMMON CLASS SHARES, AND
          THE RUSSELL 1000(R) VALUE INDEX(3) FROM INCEPTION (8/01/00).

                CREDIT SUISSE LARGE CAP        RUSSELL 1000(R)
              VALUE FUND(1) -- COMMON CLASS    VALUE INDEX(3)
  8/1/2000              $  10,000                 $  10,000
 8/31/2000              $  10,432                 $  10,557
 9/30/2000              $  10,530                 $  10,654
10/31/2000              $  10,870                 $  10,916
11/30/2000              $  10,601                 $  10,511
12/31/2000              $  11,296                 $  11,037
 1/31/2001              $  11,126                 $  11,079
 2/28/2001              $  10,956                 $  10,771
 3/31/2001              $  10,584                 $  10,391
 4/30/2001              $  11,027                 $  10,900
 5/31/2001              $  11,236                 $  11,145
 6/30/2001              $  10,898                 $  10,898
 7/31/2001              $  10,825                 $  10,875
 8/31/2001              $  10,430                 $  10,439
 9/30/2001              $   9,770                 $   9,704
10/31/2001              $   9,751                 $   9,621
11/30/2001              $  10,239                 $  10,180
12/31/2001              $  10,548                 $  10,419
 1/31/2002              $  10,379                 $  10,339
 2/28/2002              $  10,506                 $  10,356
 3/31/2002              $  10,834                 $  10,845
 4/30/2002              $  10,504                 $  10,473
 5/31/2002              $  10,515                 $  10,526
 6/30/2002              $   9,897                 $   9,922
 7/31/2002              $   9,192                 $   8,999
 8/31/2002              $   9,208                 $   9,067
 9/30/2002              $   8,444                 $   8,059
10/31/2002              $   9,006                 $   8,656
11/30/2002              $   9,162                 $   9,201
12/31/2002              $   8,886                 $   8,802
 1/31/2003              $   8,657                 $   8,589
 2/28/2003              $   8,482                 $   8,360
 3/31/2003              $   8,525                 $   8,374
 4/30/2003              $   9,089                 $   9,111
 5/31/2003              $   9,566                 $   9,700
 6/30/2003              $   9,675                 $   9,821
 7/31/2003              $   9,691                 $   9,967
 8/31/2003              $   9,839                 $  10,123
 9/30/2003              $   9,822                 $  10,023
10/31/2003              $  10,234                 $  10,637
11/30/2003              $  10,383                 $  10,781
12/31/2003              $  11,048                 $  11,446
 1/31/2004              $  11,172                 $  11,647
 2/29/2004              $  11,348                 $  11,896
 3/31/2004              $  11,097                 $  11,792
 4/30/2004              $  10,938                 $  11,504
 5/31/2004              $  11,029                 $  11,621
 6/30/2004              $  11,399                 $  11,895
 7/31/2004              $  11,160                 $  11,728
 8/31/2004              $  11,183                 $  11,894
 9/30/2004              $  11,349                 $  12,079
10/31/2004              $  11,412                 $  12,279

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
            CREDIT SUISSE LARGE CAP VALUE FUND(1) CLASS A SHARES(2),
              AND THE RUSSELL 1000(R) VALUE INDEX(3) FOR TEN YEARS.

                   CREDIT SUISSE LARGE CAP     RUSSELL 1000(R)
                 VALUE FUND(1) -- CLASS A(2)   VALUE INDEX(3)
10/31/1994                $   9,425               $  10,000
11/30/1994                $   9,140               $   9,596
12/31/1994                $   9,044               $   9,707
 1/31/1995                $   9,199               $  10,005
 2/28/1995                $   9,444               $  10,401
 3/31/1995                $   9,644               $  10,629
 4/30/1995                $   9,793               $  10,965
 5/31/1995                $  10,157               $  11,427
 6/30/1995                $  10,201               $  11,581
 7/31/1995                $  10,426               $  11,984
 8/31/1995                $  10,531               $  12,154
 9/30/1995                $  10,970               $  12,593
10/31/1995                $  10,940               $  12,468
11/30/1995                $  11,443               $  13,100
12/31/1995                $  11,712               $  13,429
 1/31/1996                $  12,199               $  13,847
 2/29/1996                $  12,353               $  13,952
 3/31/1996                $  12,344               $  14,189
 4/30/1996                $  12,460               $  14,244
 5/31/1996                $  12,739               $  14,422
 6/30/1996                $  12,790               $  14,434
 7/31/1996                $  12,471               $  13,888
 8/31/1996                $  12,603               $  14,285
 9/30/1996                $  13,107               $  14,853
10/31/1996                $  13,412               $  15,427
11/30/1996                $  14,465               $  16,546
12/31/1996                $  14,282               $  16,335
 1/31/1997                $  14,980               $  17,127
 2/28/1997                $  15,222               $  17,379
 3/31/1997                $  14,486               $  16,754
 4/30/1997                $  15,023               $  17,457
 5/31/1997                $  16,053               $  18,433
 6/30/1997                $  16,703               $  19,223
 7/31/1997                $  17,788               $  20,670
 8/31/1997                $  16,920               $  19,933
 9/30/1997                $  17,733               $  21,138
10/31/1997                $  17,506               $  20,547
11/30/1997                $  18,392               $  21,456
12/31/1997                $  18,956               $  22,082
 1/31/1998                $  18,820               $  21,769
 2/28/1998                $  20,146               $  23,235
 3/31/1998                $  20,960               $  24,656
 4/30/1998                $  20,887               $  24,821
 5/31/1998                $  20,605               $  24,453
 6/30/1998                $  21,379               $  24,766
 7/31/1998                $  20,883               $  24,329
 8/31/1998                $  18,108               $  20,709
 9/30/1998                $  19,380               $  21,898
10/31/1998                $  20,857               $  23,595
11/30/1998                $  21,674               $  24,694
12/31/1998                $  22,480               $  25,534
 1/31/1999                $  22,672               $  25,738
 2/28/1999                $  22,196               $  25,374
 3/31/1999                $  22,764               $  25,900
 4/30/1999                $  24,061               $  28,318
 5/31/1999                $  23,555               $  28,007
 6/30/1999                $  24,746               $  28,820
 7/31/1999                $  24,584               $  27,976
 8/31/1999                $  23,884               $  26,938
 9/30/1999                $  23,012               $  25,997
10/31/1999                $  23,855               $  27,493
11/30/1999                $  23,999               $  27,278
12/31/1999                $  24,815               $  27,410
 1/31/2000                $  23,883               $  26,516
 2/29/2000                $  22,481               $  24,546
 3/31/2000                $  24,392               $  27,541
 4/30/2000                $  24,591               $  27,221
 5/31/2000                $  25,063               $  27,508
 6/30/2000                $  24,214               $  26,251
 7/31/2000                $  23,543               $  26,580
 8/31/2000                $  24,823               $  28,059
 9/30/2000                $  25,069               $  28,317
10/31/2000                $  25,868               $  29,014
11/30/2000                $  25,228               $  27,937
12/31/2000                $  26,887               $  29,337
 1/31/2001                $  26,472               $  29,448
 2/28/2001                $  26,068               $  28,630
 3/31/2001                $  25,188               $  27,619
 4/30/2001                $  26,241               $  28,972
 5/31/2001                $  26,751               $  29,624
 6/30/2001                $  25,940               $  28,967
 7/31/2001                $  25,766               $  28,906
 8/31/2001                $  24,826               $  27,747
 9/30/2001                $  23,256               $  25,793
10/31/2001                $  23,210               $  25,572
11/30/2001                $  24,373               $  27,057
12/31/2001                $  25,111               $  27,694
 1/31/2002                $  24,696               $  27,481
 2/28/2002                $  24,998               $  27,525
 3/31/2002                $  25,779               $  28,827
 4/30/2002                $  25,008               $  27,838
 5/31/2002                $  25,033               $  27,977
 6/30/2002                $  23,546               $  26,371
 7/31/2002                $  21,869               $  23,919
 8/31/2002                $  21,920               $  24,101
 9/30/2002                $  20,089               $  21,421
10/31/2002                $  21,439               $  23,008
11/30/2002                $  21,809               $  24,457
12/31/2002                $  21,154               $  23,396
 1/31/2003                $  20,595               $  22,830
 2/28/2003                $  20,178               $  22,220
 3/31/2003                $  20,294               $  22,258
 4/30/2003                $  21,624               $  24,217
 5/31/2003                $  22,759               $  25,781
 6/30/2003                $  23,039               $  26,103
 7/31/2003                $  23,078               $  26,492
 8/31/2003                $  23,430               $  26,906
 9/30/2003                $  23,388               $  26,642
10/31/2003                $  24,435               $  28,272
11/30/2003                $  24,775               $  28,657
12/31/2003                $  26,355               $  30,422
 1/31/2004                $  26,651               $  30,958
 2/29/2004                $  27,055               $  31,620
 3/31/2004                $  26,469               $  31,342
 4/30/2004                $  26,078               $  30,577
 5/31/2004                $  26,294               $  30,889
 6/30/2004                $  27,171               $  31,618
 7/31/2004                $  26,589               $  31,172
 8/31/2004                $  26,643               $  31,615
 9/30/2004                $  27,035               $  32,105
10/31/2004                $  27,170               $  32,638

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE LARGE CAP VALUE FUND(1) CLASS B SHARES(2) AND
          THE RUSSELL 1000(R) VALUE INDEX(3) FROM INCEPTION (2/28/96).

                   CREDIT SUISSE LARGE CAP     RUSSELL 1000(R)
                 VALUE FUND(1) -- CLASS B(2)   VALUE INDEX(3)
 2/28/1996                $  10,000               $  10,000
 2/29/1996                $   9,963               $  10,000
 3/31/1996                $   9,946               $  10,170
 4/30/1996                $  10,034               $  10,209
 5/31/1996                $  10,252               $  10,337
 6/30/1996                $  10,290               $  10,345
 7/31/1996                $  10,023               $   9,954
 8/31/1996                $  10,124               $  10,239
 9/30/1996                $  10,529               $  10,646
10/31/1996                $  10,767               $  11,057
11/30/1996                $  11,608               $  11,859
12/31/1996                $  11,449               $  11,708
 1/31/1997                $  12,003               $  12,276
 2/28/1997                $  12,190               $  12,456
 3/31/1997                $  11,592               $  12,008
 4/30/1997                $  12,016               $  12,512
 5/31/1997                $  12,827               $  13,211
 6/30/1997                $  13,343               $  13,778
 7/31/1997                $  14,204               $  14,815
 8/31/1997                $  13,502               $  14,287
 9/30/1997                $  14,148               $  15,150
10/31/1997                $  13,953               $  14,727
11/30/1997                $  14,654               $  15,378
12/31/1997                $  15,089               $  15,827
 1/31/1998                $  14,973               $  15,603
 2/28/1998                $  16,016               $  16,653
 3/31/1998                $  16,661               $  17,672
 4/30/1998                $  16,589               $  17,790
 5/31/1998                $  16,357               $  17,526
 6/30/1998                $  16,958               $  17,751
 7/31/1998                $  16,557               $  17,438
 8/31/1998                $  14,347               $  14,843
 9/30/1998                $  15,349               $  15,695
10/31/1998                $  16,506               $  16,911
11/30/1998                $  17,146               $  17,699
12/31/1998                $  17,772               $  18,301
 1/31/1999                $  17,909               $  18,447
 2/28/1999                $  17,524               $  18,187
 3/31/1999                $  17,965               $  18,563
 4/30/1999                $  18,977               $  20,297
 5/31/1999                $  18,567               $  20,074
 6/30/1999                $  19,498               $  20,657
 7/31/1999                $  19,354               $  20,052
 8/31/1999                $  18,800               $  19,308
 9/30/1999                $  18,094               $  18,633
10/31/1999                $  18,760               $  19,705
11/30/1999                $  18,858               $  19,551
12/31/1999                $  19,486               $  19,645
 1/31/2000                $  18,742               $  19,005
 2/29/2000                $  17,635               $  17,593
 3/31/2000                $  19,122               $  19,739
 4/30/2000                $  19,271               $  19,510
 5/31/2000                $  19,626               $  19,716
 6/30/2000                $  18,949               $  18,815
 7/31/2000                $  18,411               $  19,051
 8/31/2000                $  19,403               $  20,111
 9/30/2000                $  19,577               $  20,296
10/31/2000                $  20,196               $  20,795
11/30/2000                $  19,676               $  20,024
12/31/2000                $  20,955               $  21,027
 1/31/2001                $  20,628               $  21,107
 2/28/2001                $  20,302               $  20,520
 3/31/2001                $  19,596               $  19,796
 4/30/2001                $  20,414               $  20,766
 5/31/2001                $  20,787               $  21,233
 6/30/2001                $  20,149               $  20,761
 7/31/2001                $  20,004               $  20,718
 8/31/2001                $  19,258               $  19,887
 9/30/2001                $  18,027               $  18,487
10/31/2001                $  17,982               $  18,328
11/30/2001                $  18,873               $  19,393
12/31/2001                $  19,434               $  19,850
 1/31/2002                $  19,100               $  19,697
 2/28/2002                $  19,326               $  19,728
 3/31/2002                $  19,911               $  20,661
 4/30/2002                $  19,300               $  19,953
 5/31/2002                $  19,310               $  20,052
 6/30/2002                $  18,154               $  18,901
 7/31/2002                $  16,849               $  17,143
 8/31/2002                $  16,869               $  17,274
 9/30/2002                $  15,461               $  15,353
10/31/2002                $  16,491               $  16,491
11/30/2002                $  16,758               $  17,529
12/31/2002                $  16,248               $  16,769
 1/31/2003                $  15,814               $  16,363
 2/28/2003                $  15,491               $  15,926
 3/31/2003                $  15,562               $  15,953
 4/30/2003                $  16,582               $  17,357
 5/31/2003                $  17,430               $  18,478
 6/30/2003                $  17,642               $  18,709
 7/31/2003                $  17,652               $  18,988
 8/31/2003                $  17,915               $  19,284
 9/30/2003                $  17,868               $  19,095
10/31/2003                $  18,646               $  20,264
11/30/2003                $  18,899               $  20,539
12/31/2003                $  20,092               $  21,805
 1/31/2004                $  20,300               $  22,188
 2/29/2004                $  20,601               $  22,663
 3/31/2004                $  20,142               $  22,464
 4/30/2004                $  19,831               $  21,916
 5/31/2004                $  19,987               $  22,139
 6/30/2004                $  20,634               $  22,662
 7/31/2004                $  20,177               $  22,342
 8/31/2004                $  20,208               $  22,659
 9/30/2004                $  20,491               $  23,011
10/31/2004                $  20,585               $  23,393

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE LARGE CAP VALUE FUND(1) CLASS C SHARES(2) AND
          THE RUSSELL 1000(R) VALUE INDEX(3) FROM INCEPTION (2/28/00).

                   CREDIT SUISSE LARGE CAP     RUSSELL 1000(R)
                 VALUE FUND(1) -- CLASS C(2)   VALUE INDEX(3)
 2/28/2000                $  10,000               $  10,000
 2/29/2000                $  10,066               $  10,000
 3/31/2000                $  10,910               $  11,220
 4/30/2000                $  10,991               $  11,090
 5/31/2000                $  11,193               $  11,207
 6/30/2000                $  10,812               $  10,695
 7/31/2000                $  10,500               $  10,829
 8/31/2000                $  11,067               $  11,431
 9/30/2000                $  11,166               $  11,536
10/31/2000                $  11,520               $  11,820
11/30/2000                $  11,227               $  11,382
12/31/2000                $  11,958               $  11,952
 1/31/2001                $  11,766               $  11,997
 2/28/2001                $  11,574               $  11,664
 3/31/2001                $  11,174               $  11,252
 4/30/2001                $  11,641               $  11,803
 5/31/2001                $  11,854               $  12,069
 6/30/2001                $  11,490               $  11,801
 7/31/2001                $  11,407               $  11,776
 8/31/2001                $  10,981               $  11,304
 9/30/2001                $  10,279               $  10,508
10/31/2001                $  10,253               $  10,418
11/30/2001                $  10,763               $  11,023
12/31/2001                $  11,079               $  11,283
 1/31/2002                $  10,888               $  11,196
 2/28/2002                $  11,017               $  11,214
 3/31/2002                $  11,354               $  11,744
 4/30/2002                $  11,004               $  11,341
 5/31/2002                $  11,009               $  11,398
 6/30/2002                $  10,354               $  10,744
 7/31/2002                $   9,607               $   9,745
 8/31/2002                $   9,618               $   9,819
 9/30/2002                $   8,813               $   8,727
10/31/2002                $   9,397               $   9,373
11/30/2002                $   9,556               $   9,964
12/31/2002                $   9,258               $   9,531
 1/31/2003                $   9,016               $   9,301
 2/28/2003                $   8,825               $   9,053
 3/31/2003                $   8,871               $   9,068
 4/30/2003                $   9,449               $   9,866
 5/31/2003                $   9,935               $  10,503
 6/30/2003                $  10,051               $  10,634
 7/31/2003                $  10,062               $  10,793
 8/31/2003                $  10,213               $  10,961
 9/30/2003                $  10,186               $  10,854
10/31/2003                $  10,632               $  11,518
11/30/2003                $  10,776               $  11,675
12/31/2003                $  11,454               $  12,394
 1/31/2004                $  11,573               $  12,612
 2/29/2004                $  11,745               $  12,882
 3/31/2004                $  11,483               $  12,769
 4/30/2004                $  11,310               $  12,457
 5/31/2004                $  11,393               $  12,584
 6/30/2004                $  11,764               $  12,881
 7/31/2004                $  11,502               $  12,700
 8/31/2004                $  11,520               $  12,880
 9/30/2004                $  11,682               $  13,079
10/31/2004                $  11,736               $  13,297

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE CREDIT SUISSE LARGE CAP VALUE FUND(1) ADVISOR CLASS SHARES AND THE RUSSELL 1000(R) VALUE INDEX(3),(4) FROM INCEPTION (6/6/03).

                   CREDIT SUISSE LARGE CAP     RUSSELL 1000(R)
              VALUE FUND(1) -- ADVISOR CLASS  VALUE INDEX(3),(4)
  6/6/2003                $  10,000               $  10,000
 6/30/2003                $   9,905               $  10,000
 7/31/2003                $   9,916               $  10,149
 8/31/2003                $  10,067               $  10,307
 9/30/2003                $  10,047               $  10,206
10/31/2003                $  10,490               $  10,831
11/30/2003                $  10,642               $  10,978
12/31/2003                $  11,312               $  11,655
 1/31/2004                $  11,439               $  11,860
 2/29/2004                $  11,612               $  12,113
 3/31/2004                $  11,354               $  12,007
 4/30/2004                $  11,186               $  11,714
 5/31/2004                $  11,279               $  11,833
 6/30/2004                $  11,647               $  12,113
 7/31/2004                $  11,398               $  11,942
 8/31/2004                $  11,416               $  12,111
 9/30/2004                $  11,588               $  12,299
10/31/2004                $  11,640               $  12,503

                 AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2004

                                                                                SINCE
                                              1 YEAR    5 YEARS    10 YEARS   INCEPTION
                                              ------    -------    --------   ---------
Common Class                                   15.55%        --          --        3.08%
Advisor Class                                  15.33%        --          --       11.81%
Class A Without Sales Charge(5)                15.59%      3.27%      11.14%      11.34%
Class A With Maximum Sales Charge(5)            8.95%      2.06%      10.49%      10.81%
Class B Without CDSC                           14.68%      2.52%         --        8.71%
Class B With CDSC                              10.68%      2.52%         --        8.71%
Class C Without CDSC                           14.69%        --          --        3.45%
Class C With CDSC                              13.69%        --          --        3.45%

                  AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2004

                                                                                SINCE
                                              1 YEAR    5 YEARS    10 YEARS   INCEPTION
                                              ------    -------    --------   ---------
Common Class                                   11.51%        --          --        3.16%
Advisor Class                                  10.96%        --          --       11.42%
Class A Without Sales Charge(5)                11.19%      2.64%      11.17%      11.31%
Class A With Maximum Sales Charge(5)            4.80%      1.43%      10.51%      10.77%
Class B Without CDSC                           10.40%      1.87%         --        8.68%
Class B With CDSC                               6.40%      1.87%         --        8.68%
Class C Without CDSC                           10.39%        --          --        3.48%
Class C With CDSC                               9.39%        --          --        3.48%

   RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was 4.80%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was 6.40%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 9.39%.
(3) The Russell 1000(R) Value Index measures the performance of those companies in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.
(4) Performance for the benchmark is not available for February 28, 2000 (date of inception). For that reason, performance of the benchmark is shown from March 1, 2000.
(5)  Inception Date: 7/9/92.

INFORMATION ABOUT YOUR FUND'S EXPENSES

   As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-month period ended October 31, 2004.

   The table illustrates your Fund's expenses in two ways:

   - ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

   - HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period.

   Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

EXPENSES AND VALUE OF A $1,000 INVESTMENT FOR THE SIX-MONTH PERIOD ENDED OCTOBER
                                    31, 2004

                            COMMON      ADVISOR
                            CLASS        CLASS       CLASS A      CLASS B      CLASS C
                          ----------   ----------   ----------   ----------   ----------
ACTUAL FUND RETURN
Beginning Account
  Value 4/30/04           $    1,000   $    1,000   $    1,000   $    1,000   $    1,000
Ending Account
  Value 10/31/04          $    1,043   $    1,041   $    1,042   $    1,038   $    1,038
Expenses Paid
  per $1,000*             $     4.88   $     7.44   $     6.16   $     9.99   $     9.99

HYPOTHETICAL 5%
FUND RETURN
Beginning Account
  Value 4/30/04           $    1,000   $    1,000   $    1,000   $    1,000   $    1,000
Ending Account
  Value 10/31/04          $    1,025   $    1,025   $    1,025   $    1,025   $    1,025
Expenses Paid
  per $1,000*             $     5.34   $    10.43   $     6.62   $    10.43   $    10.43

                            COMMON      ADVISOR
                            CLASS        CLASS       CLASS A      CLASS B      CLASS C
                          ----------   ----------   ----------   ----------   ----------
ANNUALIZED
EXPENSE RATIOS*                 0.95%        1.45%        1.20%        1.95%        1.95%

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO FOR EACH SHARE CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 366.

     THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE FUND DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE FUND'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Fund's prospectus.

[CHART]

SECTOR BREAKDOWN*

Financial Services              29.8%
Other                           12.0%
Materials & Processing           8.7%
Consumer Discretionary           7.9%
Integrated Oils                  7.8%
Producer Durables                7.2%
Health Care                      6.6%
Other Energy                     5.6%
Technology                       4.2%
Utilities                        3.4%
Consumer Staples                 3.2%
Auto & Transportation            2.1%
Other Assets                     1.5%

----------
* The Fund's sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE SMALL CAP VALUE FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2004 (unaudited)

                                                               November 24, 2004

Dear Shareholder:

PERFORMANCE SUMMARY
11/01/03 - 10/31/04

SHARE CLASS/BENCHMARK                                          PERFORMANCE
Common(1)                                                      19.14%
Class A(1),(2)                                                 19.11%
Class B(1),(2)                                                 18.25%
Class C(1),(2)                                                 18.25%
Russell 2000(R) Index(3)                                       11.73%
Russell 2000(R) Value Index(3)                                 17.99%

Performance for the Fund's Class A, Class B and Class C Shares is without the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively.(2)

MARKET OVERVIEW: STRONG START GIVES WAY TO SEESAW FINISH

   The US equity market began the period on a strong note. An improving outlook for the economy and corporate profits continued to help stocks regain their footing after 2000's "bubble burst." However, the market faced headwinds as 2004 progressed, mostly in the form of domestic and international political uncertainty, worries over rising interest rates and a surge in oil prices. The market struggled in the spring and into summer, but then moved upward again as inflation and interest-rate fears subsided.

   Style category, more so than market cap size, was the driving factor behind performance in the period. Value stocks handily outpaced growth stocks, reflecting the outperformance of energy and industrial-type companies, which comprise a larger share of the value universe. Broadly, mid- and small-capitalization stocks outpaced large cap stocks, a trend often (but not always) seen in the early stages of economic recovery.

STRATEGIC REVIEW: FOCUS ON COMPANY FUNDAMENTALS

   Our focus on companies generating strong cashflows and committed to adding shareholder value -- e.g., via share repurchase programs -- met with good results in the period, with the Fund outperforming within an outperforming asset class. The Fund's producer durables holdings were solid performers, led by Esco Technologies (2.20% of the Fund's portfolio as of October 31, 2004), which was boosted by a positive second-quarter earnings surprise.

   A number of the Fund's energy stocks aided its absolute and relative return, including Varco International (1.50% of the Fund's portfolio as of October 31, 2004), a manufacturer of drilling equipment, and Houston Exploration (0.47% of the Fund's portfolio as of October 31, 2004), which operates natural gas and oil properties. The Fund's technology, transportation and consumer discretionary holdings also helped its performance. One area of relative weakness in the Fund was the financial services sector, where our holdings had a gain but underperformed.

GOING FORWARD: MANEUVERING WITHIN AN UNDERFOLLOWED ASSET CLASS

   Small cap value stocks have had an extended period of outperformance, and the group's overall valuation profile has become less compelling vs. large cap and growth areas of the market. Still, given the relative lack of Street coverage, we believe that hidden values are ample on a stock-specific basis for those with the resources to fully scour the field. Our emphasis will remain on companies that we believe are putting accumulated cash to effective uses, whether returning it to shareholders or investing it to take advantage of incremental opportunities.


The Credit Suisse Value Team

Stephen J. Kaszynski
Robert E. Rescoe

Credit Suisse Asset Management, LLC (CSAM)

   INVESTMENTS IN SMALL COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THAT PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
           CREDIT SUISSE SMALL CAP VALUE FUND(1) COMMON CLASS SHARES,
       THE RUSSELL 2000(R) INDEX(3) AND THE RUSSELL 2000(R) VALUE INDEX(3)
                           FROM INCEPTION (8/01/00).

                     CREDIT SUISSE SMALL CAP       RUSSELL 2000(R)        RUSSELL 2000(R)
                  VALUE FUND(1) -- COMMON CLASS       INDEX(3)            VALUE INDEX(3)
  8/1/2000                 $  10,000                  $  10,000             $  10,000
 8/31/2000                 $  10,511                  $  10,763             $  10,447
 9/30/2000                 $  10,482                  $  10,447             $  10,388
10/31/2000                 $  10,562                  $   9,981             $  10,351
11/30/2000                 $  10,308                  $   8,956             $  10,140
12/31/2000                 $  11,546                  $   9,725             $  11,230
 1/31/2001                 $  11,661                  $  10,232             $  11,540
 2/28/2001                 $  11,403                  $   9,560             $  11,524
 3/31/2001                 $  11,298                  $   9,093             $  11,339
 4/30/2001                 $  11,953                  $   9,804             $  11,864
 5/31/2001                 $  12,300                  $  10,045             $  12,169
 6/30/2001                 $  12,581                  $  10,392             $  12,658
 7/31/2001                 $  12,393                  $   9,830             $  12,375
 8/31/2001                 $  12,316                  $   9,512             $  12,331
 9/30/2001                 $  11,172                  $   8,232             $  10,970
10/31/2001                 $  11,595                  $   8,713             $  11,256
11/30/2001                 $  12,118                  $   9,388             $  12,066
12/31/2001                 $  12,842                  $   9,967             $  12,805
 1/31/2002                 $  12,980                  $   9,864             $  12,974
 2/28/2002                 $  13,345                  $   9,593             $  13,054
 3/31/2002                 $  14,137                  $  10,365             $  14,031
 4/30/2002                 $  14,451                  $  10,459             $  14,525
 5/31/2002                 $  13,935                  $   9,995             $  14,044
 6/30/2002                 $  13,420                  $   9,499             $  13,734
 7/31/2002                 $  12,050                  $   8,065             $  11,693
 8/31/2002                 $  12,395                  $   8,044             $  11,642
 9/30/2002                 $  11,427                  $   7,467             $  10,810
10/31/2002                 $  11,666                  $   7,706             $  10,973
11/30/2002                 $  12,081                  $   8,394             $  11,848
12/31/2002                 $  11,850                  $   7,926             $  11,342
 1/31/2003                 $  11,404                  $   7,707             $  11,022
 2/28/2003                 $  11,253                  $   7,474             $  10,652
 3/31/2003                 $  11,170                  $   7,570             $  10,766
 4/30/2003                 $  11,939                  $   8,288             $  11,789
 5/31/2003                 $  12,557                  $   9,177             $  12,993
 6/30/2003                 $  12,625                  $   9,344             $  13,212
 7/31/2003                 $  12,948                  $   9,928             $  13,871
 8/31/2003                 $  13,407                  $  10,383             $  14,398
 9/30/2003                 $  13,044                  $  10,191             $  14,233
10/31/2003                 $  13,737                  $  11,047             $  15,393
11/30/2003                 $  14,251                  $  11,439             $  15,984
12/31/2003                 $  14,834                  $  11,672             $  16,563
 1/31/2004                 $  15,203                  $  12,179             $  17,136
 2/29/2004                 $  15,383                  $  12,289             $  17,468
 3/31/2004                 $  15,499                  $  12,403             $  17,709
 4/30/2004                 $  15,333                  $  11,771             $  16,794
 5/31/2004                 $  15,463                  $  11,958             $  16,997
 6/30/2004                 $  16,228                  $  12,461             $  17,860
 7/31/2004                 $  15,658                  $  11,623             $  17,039
 8/31/2004                 $  15,506                  $  11,563             $  17,206
 9/30/2004                 $  16,257                  $  12,106             $  17,887
10/31/2004                 $  16,366                  $  12,344             $  18,164

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
  CREDIT SUISSE SMALL CAP VALUE FUND(1) CLASS A SHARES(2), THE RUSSELL 2000(R)
         INDEX(3) AND THE RUSSELL 2000(R) VALUE INDEX(3) FOR TEN YEARS.

                     CREDIT SUISSE SMALL CAP       RUSSELL 2000(R)       RUSSELL 2000(R)
                   VALUE FUND(1) -- CLASS A(2)        INDEX(3)           VALUE INDEX(3)
10/31/1994                 $   9,425                  $  10,000             $  10,000
11/30/1994                 $   9,018                  $   9,596             $   9,596
12/31/1994                 $   9,213                  $   9,853             $   9,884
 1/31/1995                 $   9,137                  $   9,728             $   9,836
 2/28/1995                 $   9,510                  $  10,133             $  10,201
 3/31/1995                 $   9,661                  $  10,307             $  10,250
 4/30/1995                 $   9,894                  $  10,536             $  10,555
 5/31/1995                 $  10,014                  $  10,717             $  10,782
 6/30/1995                 $  10,197                  $  11,273             $  11,150
 7/31/1995                 $  10,594                  $  11,922             $  11,557
 8/31/1995                 $  10,689                  $  12,169             $  11,900
 9/30/1995                 $  10,853                  $  12,387             $  12,078
10/31/1995                 $  10,474                  $  11,833             $  11,595
11/30/1995                 $  10,931                  $  12,330             $  12,056
12/31/1995                 $  11,072                  $  12,655             $  12,430
 1/31/1996                 $  10,897                  $  12,641             $  12,512
 2/29/1996                 $  11,201                  $  13,035             $  12,708
 3/31/1996                 $  11,506                  $  13,301             $  12,975
 4/30/1996                 $  11,642                  $  14,012             $  13,329
 5/31/1996                 $  11,972                  $  14,564             $  13,666
 6/30/1996                 $  11,732                  $  13,966             $  13,505
 7/31/1996                 $  10,884                  $  12,746             $  12,787
 8/31/1996                 $  11,467                  $  13,486             $  13,342
 9/30/1996                 $  11,881                  $  14,013             $  13,706
10/31/1996                 $  11,920                  $  13,797             $  13,865
11/30/1996                 $  12,334                  $  14,366             $  14,611
12/31/1996                 $  12,686                  $  14,742             $  15,085
 1/31/1997                 $  12,761                  $  15,037             $  15,317
 2/28/1997                 $  12,815                  $  14,672             $  15,463
 3/31/1997                 $  12,544                  $  13,980             $  15,048
 4/30/1997                 $  12,578                  $  14,019             $  15,269
 5/31/1997                 $  13,735                  $  15,578             $  16,485
 6/30/1997                 $  14,364                  $  16,246             $  17,319
 7/31/1997                 $  15,190                  $  17,002             $  18,046
 8/31/1997                 $  15,467                  $  17,391             $  18,333
 9/30/1997                 $  16,293                  $  18,664             $  19,552
10/31/1997                 $  15,792                  $  17,844             $  19,020
11/30/1997                 $  15,965                  $  17,729             $  19,228
12/31/1997                 $  16,004                  $  18,039             $  19,880
 1/31/1998                 $  15,875                  $  17,754             $  19,521
 2/28/1998                 $  16,994                  $  19,067             $  20,701
 3/31/1998                 $  17,576                  $  19,853             $  21,540
 4/30/1998                 $  17,497                  $  19,963             $  21,647
 5/31/1998                 $  16,772                  $  18,888             $  20,880
 6/30/1998                 $  16,248                  $  18,927             $  20,762
 7/31/1998                 $  15,078                  $  17,395             $  19,136
 8/31/1998                 $  12,796                  $  14,017             $  16,139
 9/30/1998                 $  13,298                  $  15,115             $  17,051
10/31/1998                 $  14,023                  $  15,731             $  17,557
11/30/1998                 $  14,564                  $  16,556             $  18,032
12/31/1998                 $  15,265                  $  17,580             $  18,598
 1/31/1999                 $  14,278                  $  17,814             $  18,175
 2/28/1999                 $  13,428                  $  16,371             $  16,935
 3/31/1999                 $  13,500                  $  16,627             $  16,795
 4/30/1999                 $  14,710                  $  18,117             $  18,328
 5/31/1999                 $  14,977                  $  18,381             $  18,892
 6/30/1999                 $  15,647                  $  19,213             $  19,576
 7/31/1999                 $  15,662                  $  18,685             $  19,111
 8/31/1999                 $  15,085                  $  17,994             $  18,413
 9/30/1999                 $  14,732                  $  17,998             $  18,044
10/31/1999                 $  14,790                  $  18,071             $  17,683
11/30/1999                 $  15,235                  $  19,150             $  17,775
12/31/1999                 $  15,490                  $  21,317             $  18,321
 1/31/2000                 $  14,580                  $  20,974             $  17,842
 2/29/2000                 $  15,203                  $  24,438             $  18,932
 3/31/2000                 $  16,680                  $  22,827             $  19,021
 4/30/2000                 $  16,344                  $  21,453             $  19,134
 5/31/2000                 $  16,312                  $  20,202             $  18,842
 6/30/2000                 $  16,784                  $  21,963             $  19,392
 7/31/2000                 $  17,047                  $  21,257             $  20,039
 8/31/2000                 $  17,909                  $  22,879             $  20,935
 9/30/2000                 $  17,861                  $  22,206             $  20,816
10/31/2000                 $  17,997                  $  21,216             $  20,742
11/30/2000                 $  17,564                  $  19,037             $  20,320
12/31/2000                 $  19,677                  $  20,672             $  22,503
 1/31/2001                 $  19,864                  $  21,749             $  23,124
 2/28/2001                 $  19,424                  $  20,322             $  23,092
 3/31/2001                 $  19,256                  $  19,329             $  22,722
 4/30/2001                 $  20,370                  $  20,840             $  23,774
 5/31/2001                 $  20,950                  $  21,353             $  24,385
 6/30/2001                 $  21,428                  $  22,089             $  25,365
 7/31/2001                 $  21,109                  $  20,894             $  24,797
 8/31/2001                 $  20,978                  $  20,219             $  24,710
 9/30/2001                 $  19,022                  $  17,498             $  21,982
10/31/2001                 $  19,743                  $  18,522             $  22,556
11/30/2001                 $  20,632                  $  19,955             $  24,178
12/31/2001                 $  21,868                  $  21,187             $  25,658
 1/31/2002                 $  22,103                  $  20,967             $  25,999
 2/28/2002                 $  22,733                  $  20,392             $  26,157
 3/31/2002                 $  24,068                  $  22,032             $  28,117
 4/30/2002                 $  24,613                  $  22,232             $  29,106
 5/31/2002                 $  23,726                  $  21,245             $  28,143
 6/30/2002                 $  22,861                  $  20,191             $  27,521
 7/31/2002                 $  20,534                  $  17,143             $  23,431
 8/31/2002                 $  21,121                  $  17,100             $  23,328
 9/30/2002                 $  19,477                  $  15,872             $  21,663
10/31/2002                 $  19,882                  $  16,381             $  21,988
11/30/2002                 $  20,587                  $  17,843             $  23,742
12/31/2002                 $  20,194                  $  16,849             $  22,728
 1/31/2003                 $  19,425                  $  16,382             $  22,087
 2/28/2003                 $  19,169                  $  15,887             $  21,345
 3/31/2003                 $  19,040                  $  16,092             $  21,574
 4/30/2003                 $  20,346                  $  17,618             $  23,623
 5/31/2003                 $  21,394                  $  19,508             $  26,035
 6/30/2003                 $  21,522                  $  19,861             $  26,475
 7/31/2003                 $  22,058                  $  21,105             $  27,796
 8/31/2003                 $  22,851                  $  22,071             $  28,853
 9/30/2003                 $  22,222                  $  21,663             $  28,521
10/31/2003                 $  23,422                  $  23,483             $  30,845
11/30/2003                 $  24,284                  $  24,316             $  32,030
12/31/2003                 $  25,274                  $  24,810             $  33,189
 1/31/2004                 $  25,911                  $  25,889             $  34,337
 2/29/2004                 $  26,218                  $  26,122             $  35,004
 3/31/2004                 $  26,414                  $  26,365             $  35,487
 4/30/2004                 $  26,132                  $  25,020             $  33,652
 5/31/2004                 $  26,353                  $  25,418             $  34,059
 6/30/2004                 $  27,653                  $  26,488             $  35,789
 7/31/2004                 $  26,684                  $  24,706             $  34,143
 8/31/2004                 $  26,439                  $  24,580             $  34,478
 9/30/2004                 $  27,702                  $  25,732             $  35,843
10/31/2004                 $  27,898                  $  26,239             $  36,399

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
            CREDIT SUISSE SMALL CAP VALUE FUND(1) CLASS B SHARES(2),
   THE RUSSELL 2000(R) INDEX(3),(4) AND THE RUSSELL 2000(R) VALUE INDEX(3),(4)
                           FROM INCEPTION (2/28/96).

                     CREDIT SUISSE SMALL CAP       RUSSELL 2000(R)        RUSSELL 2000(R)
                   VALUE FUND(1) -- CLASS B(2)       INDEX(3),(4)        VALUE INDEX(3),(4)
 2/28/1996                 $  10,000                  $  10,000             $  10,000
 2/29/1996                 $   9,931                  $  10,000             $  10,000
 3/31/1996                 $  10,195                  $  10,204             $  10,210
 4/30/1996                 $  10,310                  $  10,749             $  10,488
 5/31/1996                 $  10,603                  $  11,173             $  10,754
 6/30/1996                 $  10,385                  $  10,714             $  10,627
 7/31/1996                 $   9,627                  $   9,778             $  10,062
 8/31/1996                 $  10,138                  $  10,346             $  10,499
 9/30/1996                 $  10,499                  $  10,750             $  10,785
10/31/1996                 $  10,528                  $  10,585             $  10,910
11/30/1996                 $  10,884                  $  11,021             $  11,497
12/31/1996                 $  11,196                  $  11,310             $  11,871
 1/31/1997                 $  11,250                  $  11,535             $  12,053
 2/28/1997                 $  11,298                  $  11,256             $  12,168
 3/31/1997                 $  11,052                  $  10,725             $  11,841
 4/30/1997                 $  11,070                  $  10,755             $  12,015
 5/31/1997                 $  12,083                  $  11,951             $  12,972
 6/30/1997                 $  12,634                  $  12,463             $  13,628
 7/31/1997                 $  13,347                  $  13,043             $  14,200
 8/31/1997                 $  13,580                  $  13,341             $  14,426
 9/30/1997                 $  14,299                  $  14,318             $  15,385
10/31/1997                 $  13,850                  $  13,689             $  14,967
11/30/1997                 $  13,991                  $  13,600             $  15,131
12/31/1997                 $  14,016                  $  13,838             $  15,644
 1/31/1998                 $  13,896                  $  13,620             $  15,361
 2/28/1998                 $  14,872                  $  14,627             $  16,289
 3/31/1998                 $  15,367                  $  15,230             $  16,950
 4/30/1998                 $  15,291                  $  15,315             $  17,034
 5/31/1998                 $  14,644                  $  14,490             $  16,431
 6/30/1998                 $  14,187                  $  14,520             $  16,338
 7/31/1998                 $  13,154                  $  13,345             $  15,058
 8/31/1998                 $  11,157                  $  10,753             $  12,700
 9/30/1998                 $  11,588                  $  11,595             $  13,417
10/31/1998                 $  12,191                  $  12,068             $  13,815
11/30/1998                 $  12,656                  $  12,701             $  14,189
12/31/1998                 $  13,259                  $  13,487             $  14,634
 1/31/1999                 $  12,396                  $  13,666             $  14,302
 2/28/1999                 $  11,647                  $  12,559             $  13,326
 3/31/1999                 $  11,704                  $  12,755             $  13,216
 4/30/1999                 $  12,745                  $  13,898             $  14,422
 5/31/1999                 $  12,973                  $  14,101             $  14,866
 6/30/1999                 $  13,544                  $  14,739             $  15,404
 7/31/1999                 $  13,544                  $  14,334             $  15,038
 8/31/1999                 $  13,043                  $  13,804             $  14,489
 9/30/1999                 $  12,726                  $  13,807             $  14,199
10/31/1999                 $  12,770                  $  13,863             $  13,915
11/30/1999                 $  13,143                  $  14,691             $  13,987
12/31/1999                 $  13,353                  $  16,354             $  14,417
 1/31/2000                 $  12,566                  $  16,090             $  14,040
 2/29/2000                 $  13,093                  $  18,747             $  14,898
 3/31/2000                 $  14,358                  $  17,511             $  14,968
 4/30/2000                 $  14,063                  $  16,457             $  15,056
 5/31/2000                 $  14,028                  $  15,498             $  14,827
 6/30/2000                 $  14,422                  $  16,849             $  15,260
 7/31/2000                 $  14,640                  $  16,307             $  15,768
 8/31/2000                 $  15,370                  $  17,551             $  16,473
 9/30/2000                 $  15,321                  $  17,035             $  16,380
10/31/2000                 $  15,427                  $  16,275             $  16,322
11/30/2000                 $  15,045                  $  14,604             $  15,989
12/31/2000                 $  16,838                  $  15,858             $  17,707
 1/31/2001                 $  16,995                  $  16,685             $  18,196
 2/28/2001                 $  16,615                  $  15,590             $  18,171
 3/31/2001                 $  16,450                  $  14,828             $  17,880
 4/30/2001                 $  17,400                  $  15,987             $  18,707
 5/31/2001                 $  17,888                  $  16,381             $  19,188
 6/30/2001                 $  18,284                  $  16,946             $  19,960
 7/31/2001                 $  17,995                  $  16,029             $  19,512
 8/31/2001                 $  17,871                  $  15,511             $  19,444
 9/30/2001                 $  16,202                  $  13,423             $  17,298
10/31/2001                 $  16,797                  $  14,209             $  17,749
11/30/2001                 $  17,549                  $  15,309             $  19,026
12/31/2001                 $  18,591                  $  16,254             $  20,190
 1/31/2002                 $  18,771                  $  16,085             $  20,458
 2/28/2002                 $  19,291                  $  15,644             $  20,583
 3/31/2002                 $  20,417                  $  16,902             $  22,125
 4/30/2002                 $  20,862                  $  17,055             $  22,904
 5/31/2002                 $  20,105                  $  16,298             $  22,146
 6/30/2002                 $  19,357                  $  15,490             $  21,656
 7/31/2002                 $  17,371                  $  13,151             $  18,438
 8/31/2002                 $  17,853                  $  13,118             $  18,357
 9/30/2002                 $  16,453                  $  12,176             $  17,046
10/31/2002                 $  16,784                  $  12,567             $  17,302
11/30/2002                 $  17,371                  $  13,688             $  18,683
12/31/2002                 $  17,026                  $  12,926             $  17,885
 1/31/2003                 $  16,373                  $  12,567             $  17,381
 2/28/2003                 $  16,145                  $  12,188             $  16,797
 3/31/2003                 $  16,021                  $  12,345             $  16,976
 4/30/2003                 $  17,109                  $  13,515             $  18,589
 5/31/2003                 $  17,990                  $  14,966             $  20,487
 6/30/2003                 $  18,073                  $  15,237             $  20,833
 7/31/2003                 $  18,519                  $  16,190             $  21,873
 8/31/2003                 $  19,171                  $  16,932             $  22,704
 9/30/2003                 $  18,633                  $  16,619             $  22,443
10/31/2003                 $  19,617                  $  18,015             $  24,272
11/30/2003                 $  20,332                  $  18,654             $  25,204
12/31/2003                 $  21,150                  $  19,033             $  26,116
 1/31/2004                 $  21,664                  $  19,861             $  27,020
 2/29/2004                 $  21,916                  $  20,039             $  27,544
 3/31/2004                 $  22,069                  $  20,226             $  27,924
 4/30/2004                 $  21,807                  $  19,194             $  26,481
 5/31/2004                 $  21,982                  $  19,500             $  26,801
 6/30/2004                 $  23,054                  $  20,320             $  28,162
 7/31/2004                 $  22,233                  $  18,953             $  26,867
 8/31/2004                 $  22,015                  $  18,856             $  27,130
 9/30/2004                 $  23,054                  $  19,741             $  28,205
10/31/2004                 $  23,196                  $  20,129             $  28,642

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
  CREDIT SUISSE SMALL CAP VALUE FUND(1) CLASS C SHARES(2), THE RUSSELL 2000(R)
     INDEX(3),(5) AND THE RUSSELL 2000(R) VALUE INDEX(3),(5) FROM INCEPTION
                                   (2/28/00).

                     CREDIT SUISSE SMALL CAP       RUSSELL 2000(R)      RUSSELL 2000(R)
                   VALUE FUND(1) -- CLASS C(2)       INDEX(3),(5)      VALUE INDEX(3),(5)
 2/28/2000                 $  10,000                  $  10,000             $  10,000
 2/29/2000                 $  10,270                  $  10,000             $  10,000
 3/31/2000                 $  11,256                  $   9,341             $  10,047
 4/30/2000                 $  11,019                  $   8,778             $  10,106
 5/31/2000                 $  10,992                  $   8,267             $   9,952
 6/30/2000                 $  11,300                  $   8,987             $  10,243
 7/31/2000                 $  11,471                  $   8,698             $  10,584
 8/31/2000                 $  12,044                  $   9,362             $  11,057
 9/30/2000                 $  12,006                  $   9,087             $  10,995
10/31/2000                 $  12,088                  $   8,681             $  10,956
11/30/2000                 $  11,788                  $   7,790             $  10,733
12/31/2000                 $  13,200                  $   8,459             $  11,886
 1/31/2001                 $  13,323                  $   8,900             $  12,214
 2/28/2001                 $  13,018                  $   8,316             $  12,197
 3/31/2001                 $  12,895                  $   7,909             $  12,001
 4/30/2001                 $  13,635                  $   8,528             $  12,557
 5/31/2001                 $  14,018                  $   8,738             $  12,880
 6/30/2001                 $  14,329                  $   9,039             $  13,398
 7/31/2001                 $  14,102                  $   8,550             $  13,098
 8/31/2001                 $  14,005                  $   8,274             $  13,052
 9/30/2001                 $  12,693                  $   7,160             $  11,611
10/31/2001                 $  13,167                  $   7,579             $  11,914
11/30/2001                 $  13,752                  $   8,166             $  12,771
12/31/2001                 $  14,571                  $   8,670             $  13,553
 1/31/2002                 $  14,712                  $   8,580             $  13,732
 2/28/2002                 $  15,121                  $   8,345             $  13,816
 3/31/2002                 $  16,006                  $   9,015             $  14,851
 4/30/2002                 $  16,356                  $   9,097             $  15,374
 5/31/2002                 $  15,761                  $   8,694             $  14,865
 6/30/2002                 $  15,173                  $   8,262             $  14,536
 7/31/2002                 $  13,619                  $   7,015             $  12,376
 8/31/2002                 $  13,998                  $   6,997             $  12,322
 9/30/2002                 $  12,897                  $   6,495             $  11,442
10/31/2002                 $  13,158                  $   6,703             $  11,614
11/30/2002                 $  13,611                  $   7,301             $  12,540
12/31/2002                 $  13,348                  $   6,895             $  12,005
 1/31/2003                 $  12,835                  $   6,704             $  11,666
 2/28/2003                 $  12,655                  $   6,501             $  11,274
 3/31/2003                 $  12,558                  $   6,585             $  11,395
 4/30/2003                 $  13,413                  $   7,209             $  12,478
 5/31/2003                 $  14,098                  $   7,983             $  13,752
 6/30/2003                 $  14,171                  $   8,127             $  13,984
 7/31/2003                 $  14,513                  $   8,636             $  14,682
 8/31/2003                 $  15,027                  $   9,032             $  15,240
 9/30/2003                 $  14,603                  $   8,864             $  15,064
10/31/2003                 $  15,377                  $   9,609             $  16,292
11/30/2003                 $  15,939                  $   9,950             $  16,918
12/31/2003                 $  16,583                  $  10,152             $  17,530
 1/31/2004                 $  16,987                  $  10,594             $  18,137
 2/29/2004                 $  17,177                  $  10,689             $  18,489
 3/31/2004                 $  17,297                  $  10,789             $  18,744
 4/30/2004                 $  17,099                  $  10,238             $  17,775
 5/31/2004                 $  17,237                  $  10,401             $  17,990
 6/30/2004                 $  18,072                  $  10,839             $  18,904
 7/31/2004                 $  17,426                  $  10,110             $  18,034
 8/31/2004                 $  17,254                  $  10,058             $  18,211
 9/30/2004                 $  18,072                  $  10,530             $  18,932
10/31/2004                 $  18,183                  $  10,737             $  19,225

                 AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2004

                                                                                                 SINCE
                                                       1 YEAR       5 YEARS       10 YEARS     INCEPTION
                                                     ----------    ----------    ----------    ----------
Common Class                                              24.64%           --            --         12.37%
Class A Without Sales Charge(6)                           24.66%        13.46%        11.23%        13.59%
Class A With Maximum Sales Charge(6)                      17.51%        12.12%        10.57%        13.05%
Class B Without CDSC                                      23.73%        12.62%           --         10.21%
Class B With CDSC                                         19.73%        12.62%           --         10.21%
Class C Without CDSC                                      23.75%           --            --         13.76%
Class C With CDSC                                         22.75%           --            --         13.76%

                  AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2004

                                                                                                 SINCE
                                                       1 YEAR       5 YEARS       10 YEARS     INCEPTION
                                                     ----------    ----------    ----------    ----------
Common Class                                              19.14%           --            --         12.28%
Class A Without Sales Charge(6)                           19.11%        13.53%        11.46%        13.56%
Class A With Maximum Sales Charge(6)                      12.24%        12.20%        10.80%        13.02%
Class B Without CDSC                                      18.25%        12.68%           --         10.19%
Class B With CDSC                                         14.25%        12.68%           --         10.19%
Class C Without CDSC                                      18.25%           --            --         13.64%
Class C With CDSC                                         17.25%           --            --         13.64%

   RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was 12.24%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was 14.25%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 17.25%.
(3) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represent approximately 8% of the total market capitalization of the Russell 3000(R) Index. It is an unmanaged index of common stocks which includes reinvestment of dividends and is compiled by Frank Russell Company. The Russell 3000(R) Index is composed of 3,000 of the largest U.S. companies by market capitalization. The returns for the Russell 2000(R) Index do not include any sales charges, fees or other expenses. The Russell 2000(R) Value Index measures the performance of those Russell 2000(R) companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
(4) Performance for the benchmark is not available for February 28, 1996 (date of inception). For that reason, performance is shown from March 1, 1996.
(5) Performance for the benchmark is not available for February 28, 2000 (date of inception). For that reason, performance is shown from March 1, 2000.
(6)  Inception Date: 7/9/92.

INFORMATION ABOUT YOUR FUND'S EXPENSES

   As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-month period ended October 31, 2004.

   The table illustrates your Fund's expenses in two ways:

   - ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

   - HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period.

   Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

    EXPENSES AND VALUE OF A $1,000 INVESTMENT FOR THE SIX-MONTH PERIOD ENDED
                                OCTOBER 31, 2004

                                                       COMMON
                                                       CLASS        CLASS A       CLASS B       CLASS C
                                                     ----------    ----------    ----------    ----------
ACTUAL FUND RETURN
Beginning Account Value 4/30/04                      $    1,000    $    1,000    $    1,000    $    1,000
Ending Account Value 10/31/04                        $    1,067    $    1,068    $    1,064    $    1,063
Expenses Paid per $1,000*                            $     7.38    $     7.38    $    11.26    $    11.26

HYPOTHETICAL 5% FUND RETURN
Beginning Account Value 4/30/04                      $    1,000    $    1,000    $    1,000    $    1,000
Ending Account Value 10/31/04                        $    1,025    $    1,025    $    1,025    $    1,025
Expenses Paid per $1,000*                            $     7.89    $     7.89    $    11.71    $    11.71

                                                       COMMON
                                                       CLASS        CLASS A       CLASS B       CLASS C
                                                     ----------    ----------    ----------    ----------
ANNUALIZED EXPENSE RATIOS*                                 1.42%         1.42%         2.17%         2.17%

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO FOR EACH SHARE CLASS, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF YEAR PERIOD, THEN DIVIDED BY 366.

   THE "EXPENSES PAID PER $1,000" AND THE "ANNUALIZED EXPENSE RATIOS" IN THE TABLES ARE BASED ON ACTUAL EXPENSES PAID BY THE FUND DURING THE PERIOD, NET OF FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. IF THOSE FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS HAD NOT BEEN IN EFFECT, THE FUND'S ACTUAL EXPENSES WOULD HAVE BEEN HIGHER.

For more information, please refer to the Fund's prospectus.

[CHART]

SECTOR BREAKDOWN*

Financial Services                                         22.4%
Materials & Processing                                     16.7%
Consumer Discretionary                                     14.7%
Producer Durables                                          12.4%
Other Energy                                                9.5%
Health Care                                                 6.6%
Auto & Transportation                                       4.2%
Technology                                                  4.0%
Utilities                                                   3.9%
Other                                                       2.9%
Consumer Staples                                            1.7%
Other Assets                                                1.0%

----------
* The Fund's sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
October 31, 2004

                                                      NUMBER OF
                                                        SHARES         VALUE
                                                      ---------        -----
COMMON STOCKS (97.8%)
AEROSPACE & DEFENSE (6.1%)
    Boeing Co.                                           94,200   $     4,700,580
    Lockheed Martin Corp.                               156,000         8,594,040
    United Technologies Corp.                            82,800         7,685,496
                                                                  ---------------
                                                                       20,980,116
                                                                  ---------------
AUTO COMPONENTS (1.5%)
    Johnson Controls, Inc.                               90,100         5,167,235
                                                                  ---------------
BANKS (14.6%)
    Bank of America Corp.                               364,374        16,320,311
    Mellon Financial Corp.                              216,200         6,248,180
    North Fork Bancorporation, Inc.                     117,800         5,194,980
    Wachovia Corp.                                      191,400         9,418,794
    Washington Mutual, Inc.@                             66,200         2,562,602
    Wells Fargo & Co.                                   174,600        10,427,112
                                                                  ---------------
                                                                       50,171,979
                                                                  ---------------
BUILDING PRODUCTS (0.9%)
    American Standard Companies, Inc.*                   87,300         3,192,561
                                                                  ---------------
CHEMICALS (3.5%)
    Du Pont (E. I.) de Nemours & Co.                    178,300         7,643,721
    PPG Industries, Inc.                                 68,100         4,341,375
                                                                  ---------------
                                                                       11,985,096
                                                                  ---------------
COMMERCIAL SERVICES & SUPPLIES (0.9%)
    Cendant Corp.                                       145,000         2,985,550
                                                                  ---------------
COMPUTERS & PERIPHERALS (3.2%)
    Hewlett-Packard Co.                                 385,120         7,186,339
    International Business Machines Corp.                41,200         3,697,700
                                                                  ---------------
                                                                       10,884,039
                                                                  ---------------
CONTAINERS & PACKAGING (0.7%)
    Smurfit-Stone Container Corp.*                      145,038         2,517,860
                                                                  ---------------
DIVERSIFIED FINANCIALS (7.2%)
    Capital One Financial Corp.                          41,900         3,090,544
    Citigroup, Inc.                                     235,200        10,435,824
    Lehman Brothers Holdings, Inc.                       72,600         5,964,090
    Morgan Stanley                                      105,300         5,379,777
                                                                  ---------------
                                                                       24,870,235
                                                                  ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES (2.3%)
    ALLTEL Corp.                                         45,100         2,477,343
    Verizon Communications, Inc.                        137,900         5,391,890
                                                                  ---------------
                                                                        7,869,233
                                                                  ---------------

                 See Accompanying Notes to Financial Statements.

                                                      NUMBER OF
                                                        SHARES         VALUE
                                                      ---------        -----
COMMON STOCKS
ELECTRIC UTILITIES (1.0%)
    Progress Energy, Inc.                                86,900   $     3,588,970
                                                                  ---------------
ELECTRICAL EQUIPMENT (1.1%)
    Emerson Electric Co.                                 58,400         3,740,520
                                                                  ---------------
ENERGY EQUIPMENT & SERVICES (2.5%)
    BJ Services Co.                                      84,000         4,284,000
    Weatherford International, Ltd.*@                    80,900         4,227,834
                                                                  ---------------
                                                                        8,511,834
                                                                  ---------------
FOOD PRODUCTS (1.4%)
    General Mills, Inc.                                 108,000         4,779,000
                                                                  ---------------
HEALTHCARE EQUIPMENT & SUPPLIES (0.9%)
    Boston Scientific Corp.*                             92,300         3,258,190
                                                                  ---------------
HEALTHCARE PROVIDERS & SERVICES (1.4%)
    Aetna, Inc.                                          49,400         4,693,000
                                                                  ---------------
HOTELS, RESTAURANTS & LEISURE (1.1%)
    McDonald's Corp.                                    131,900         3,844,885
                                                                  ---------------
INDUSTRIAL CONGLOMERATES (6.9%)
    General Electric Co.                                207,700         7,086,724
    Textron, Inc.                                        89,700         6,113,055
    Tyco International, Ltd.                            338,800        10,553,620
                                                                  ---------------
                                                                       23,753,399
                                                                  ---------------
INSURANCE (7.8%)
    Allstate Corp.                                      109,600         5,270,664
    Hartford Financial Services Group, Inc.             142,900         8,356,792
    Prudential Financial, Inc.                          161,600         7,509,552
    St. Paul Companies, Inc.                            174,500         5,926,020
                                                                  ---------------
                                                                       27,063,028
                                                                  ---------------
MACHINERY (3.5%)
    Eaton Corp.                                          90,100         5,761,895
    ITT Industries, Inc.                                 76,300         6,190,982
                                                                  ---------------
                                                                       11,952,877
                                                                  ---------------
MEDIA (3.2%)
    Gannett Company, Inc.                                45,500         3,774,225
    Tribune Co.                                          51,300         2,216,160
    Viacom, Inc. Class B                                141,400         5,159,686
                                                                  ---------------
                                                                       11,150,071
                                                                  ---------------
METALS & MINING (1.0%)
    Alcoa, Inc.                                         110,000         3,575,000
                                                                  ---------------
MULTILINE RETAIL (1.6%)
    May Department Stores Co.                           213,300         5,558,598
                                                                  ---------------

                 See Accompanying Notes to Financial Statements.

                                                      NUMBER OF
                                                        SHARES         VALUE
                                                      ---------        -----
COMMON STOCKS
OIL & GAS (10.9%)
    Apache Corp.                                         97,200   $     4,928,040
    Burlington Resources, Inc.                           97,000         4,025,500
    ConocoPhillips                                      145,050        12,229,166
    Exxon Mobil Corp.                                   223,300        10,990,826
    Murphy Oil Corp.                                     44,000         3,520,880
    Pioneer Natural Resources Co.                        53,900         1,746,360
                                                                  ---------------
                                                                       37,440,772
                                                                  ---------------
PAPER & FOREST PRODUCTS (2.4%)
    MeadWestvaco Corp.                                  263,700         8,314,461
                                                                  ---------------
PHARMACEUTICALS (4.3%)
    Johnson & Johnson                                   141,000         8,231,580
    Pfizer, Inc.                                        106,316         3,077,848
    Schering-Plough Corp.                               191,400         3,466,254
                                                                  ---------------
                                                                       14,775,682
                                                                  ---------------
ROAD & RAIL (2.1%)
    Burlington Northern Santa Fe Corp.                  170,600         7,132,786
                                                                  ---------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.0%)
    Intel Corp.                                         156,800         3,490,368
                                                                  ---------------
SPECIALTY RETAIL (1.0%)
    TJX Companies, Inc.                                 147,000         3,525,060
                                                                  ---------------
TOBACCO (1.8%)
    Altria Group, Inc.                                  129,100         6,256,186
                                                                  ---------------

TOTAL COMMON STOCKS (Cost $265,309,807)                               337,028,591
                                                                  ---------------
SHORT-TERM INVESTMENTS (2.7%)
    State Street Navigator Prime Fund@@               3,890,824         3,890,824

                                                         PAR
                                                        (000)
                                                        -----
    State Street Bank and Trust Co. Euro
     Time Deposit, 1.000%, 11/01/04                   $   5,280         5,280,000
                                                                  ---------------

TOTAL SHORT-TERM INVESTMENTS (Cost $9,170,824)                          9,170,824
                                                                  ---------------

TOTAL INVESTMENTS AT VALUE (100.5%)
  (Cost $274,480,631)                                                 346,199,415

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.5%)                          (1,631,399)
                                                                  ---------------

NET ASSETS (100.0%)                                               $   344,568,016
                                                                  ===============

   *  Non-income producing security.
   @  Security or portion thereof is out on loan.
   @@ Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
October 31, 2004

                                                      NUMBER OF
                                                        SHARES         VALUE
                                                      ---------        -----
COMMON STOCKS (99.7%)
AEROSPACE & DEFENSE (1.1%)
    BE Aerospace, Inc.*                                 203,700   $     1,747,746
    DRS Technologies, Inc.*                              38,000         1,376,360
                                                                  ---------------
                                                                        3,124,106
                                                                  ---------------
AUTO COMPONENTS (1.5%)
    Modine Manufacturing Co.*                           136,900         4,204,199
                                                                  ---------------
BANKS (11.5%)
    Alabama National Bancorp.                            74,800         4,779,720
    Century Bancorp, Inc. Class A@                       35,400         1,110,852
    First Financial Holdings, Inc.                       95,900         2,912,483
    FirstFed Financial Corp.*                           108,200         5,561,480
    NewAlliance Bancshares, Inc.                        293,000         4,066,840
    Prosperity Bancshares, Inc.@                        126,600         3,449,850
    Susquehanna Bancshares, Inc.                        154,100         3,832,467
    Webster Financial Corp.                              84,500         4,039,100
    WSFS Financial Corp.                                 45,600         2,476,308
                                                                  ---------------
                                                                       32,229,100
                                                                  ---------------
BUILDING PRODUCTS (1.1%)
    Griffon Corp.*@                                     136,700         3,041,575
                                                                  ---------------
CHEMICALS (2.9%)
    Crompton Corp.                                      378,900         3,523,770
    H.B. Fuller Co.                                     174,500         4,694,050
                                                                  ---------------
                                                                        8,217,820
                                                                  ---------------
COMMERCIAL SERVICES & SUPPLIES (3.4%)
    Banta Corp.                                         126,000         5,125,680
    Watson Wyatt & Company Holdings                     170,400         4,524,120
                                                                  ---------------
                                                                        9,649,800
                                                                  ---------------
CONSTRUCTION & ENGINEERING (1.0%)
    EMCOR Group, Inc.*                                   72,700         2,876,739
                                                                  ---------------
CONSTRUCTION MATERIALS (1.3%)
    Eagle Materials, Inc.@                               51,500         3,559,165
                                                                  ---------------
CONTAINERS & PACKAGING (3.8%)
    AptarGroup, Inc.                                    145,400         6,822,168
    Crown Holdings, Inc.*                               333,700         3,787,495
                                                                  ---------------
                                                                       10,609,663
                                                                  ---------------
DISTRIBUTION & WHOLESALE (0.3%)
    Brightpoint, Inc.*@                                  50,300           764,057
                                                                  ---------------
DIVERSIFIED FINANCIALS (4.1%)
    Apollo Investment Corp.                             207,700         2,824,720
    Assured Guaranty, Ltd.                              162,900         2,674,818
    eSPEED, Inc. Class A*                               211,773         2,085,964
    National Financial Partners Corp.                    41,200         1,266,488
    Piper Jaffray Companies, Inc.*@                      62,000         2,711,260
                                                                  ---------------
                                                                       11,563,250
                                                                  ---------------

                 See Accompanying Notes to Financial Statements.

                                                      NUMBER OF
                                                        SHARES         VALUE
                                                      ---------        -----
COMMON STOCKS
ELECTRIC UTILITIES (3.2%)
    Empire District Electric Co.                        120,700   $     2,515,388
    NRG Energy, Inc.*                                   134,400         3,728,256
    OGE Energy Corp.                                    112,500         2,854,125
                                                                  ---------------
                                                                        9,097,769
                                                                  ---------------
ELECTRICAL EQUIPMENT (5.0%)
    AMETEK, Inc.                                        124,900         4,111,708
    Brady Corp.                                         102,800         5,574,844
    Rayovac Corp.*@                                     171,800         4,279,538
                                                                  ---------------
                                                                       13,966,090
                                                                  ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (5.1%)
    Electro Scientific Industries, Inc.*@               148,600         2,520,256
    Rogers Corp.*@                                       58,400         2,506,528
    Roper Industries, Inc.                               37,400         2,306,084
    Varian, Inc.*                                       126,000         4,596,480
    Woodhead Industries, Inc.                           157,400         2,471,180
                                                                  ---------------
                                                                       14,400,528
                                                                  ---------------
ENERGY EQUIPMENT & SERVICES (4.1%)
    Oceaneering International, Inc.*@                   191,000         6,790,050
    Varco International, Inc.*                          168,567         4,665,935
                                                                  ---------------
                                                                       11,455,985
                                                                  ---------------
FOOD & DRUG RETAILING (1.7%)
    Ruddick Corp.                                       242,400         4,879,512
                                                                  ---------------
GAS UTILITIES (2.0%)
    National Fuel Gas Co.                                97,300         2,726,346
    WGL Holdings, Inc.                                   99,000         2,816,550
                                                                  ---------------
                                                                        5,542,896
                                                                  ---------------
HEALTHCARE EQUIPMENT & SUPPLIES (5.5%)
    Arrow International, Inc.                           193,900         5,538,753
    Cooper Companies, Inc.@                              71,900         5,058,165
    Invacare Corp.                                      106,600         4,922,788
                                                                  ---------------
                                                                       15,519,706
                                                                  ---------------
HEALTHCARE PROVIDERS & SERVICES (2.2%)
    LifePoint Hospitals, Inc.*@                          93,600         3,034,512
    Service Corp. International*                        475,600         3,143,716
                                                                  ---------------
                                                                        6,178,228
                                                                  ---------------
HOTELS, RESTAURANTS & LEISURE (3.1%)
    Carmike Cinemas, Inc.@                              138,000         4,940,400
    Marcus Corp.                                        176,975         3,762,489
                                                                  ---------------
                                                                        8,702,889
                                                                  ---------------
HOUSEHOLD DURABLES (1.3%)
    Ethan Allen Interiors, Inc.@                         97,000         3,694,730
                                                                  ---------------

                 See Accompanying Notes to Financial Statements.

                                                      NUMBER OF
                                                        SHARES         VALUE
                                                      ---------        -----
COMMON STOCKS
INDUSTRIAL CONGLOMERATES (2.9%)
    Carlisle Companies, Inc.                             77,600   $     4,510,888
    Teleflex, Inc.                                       82,400         3,608,296
                                                                  ---------------
                                                                        8,119,184
                                                                  ---------------
INSURANCE (5.1%)
    Allmerica Financial Corp.*                          108,300         3,259,830
    Max Re Capital, Ltd.                                149,800         2,826,726
    Platinum Underwriters Holdings, Ltd.                179,700         5,256,225
    ProAssurance Corp.*                                  84,100         3,001,529
                                                                  ---------------
                                                                       14,344,310
                                                                  ---------------
IT CONSULTING & SERVICES (1.3%)
    Keane, Inc.*@                                       223,200         3,528,792
                                                                  ---------------
MACHINERY (7.9%)
    Albany International Corp. Class A                   89,500         2,686,790
    ESCO Technologies, Inc.*                             98,000         6,840,400
    Flowserve Corp.*                                    162,500         3,506,750
    NACCO Industries, Inc. Class A                       15,900         1,486,014
    Robbins & Myers, Inc.@                               68,400         1,426,140
    The Manitowoc Company, Inc.@                        152,200         5,372,660
    Wabash National Corp.*                               33,700           828,346
                                                                  ---------------
                                                                       22,147,100
                                                                  ---------------
MEDIA (1.6%)
    Harte-Hanks, Inc.                                   176,700         4,548,258
                                                                  ---------------
METALS & MINING (1.9%)
    GrafTech International, Ltd.*                       299,900         2,777,074
    Quanex Corp.@                                        48,600         2,464,020
                                                                  ---------------
                                                                        5,241,094
                                                                  ---------------
OIL & GAS (4.2%)
    Denbury Resources, Inc.*                            210,500         5,220,400
    Forest Oil Corp.*                                    92,000         2,806,000
    Houston Exploration Co.*@                            25,200         1,476,720
    Range Resources Corp.                               144,600         2,270,220
                                                                  ---------------
                                                                       11,773,340
                                                                  ---------------
REAL ESTATE (1.9%)
    Eagle Hospitality Properties Trust, Inc.*           209,700         1,992,150
    HRPT Properties Trust                               289,900         3,243,981
                                                                  ---------------
                                                                        5,236,131
                                                                  ---------------
ROAD & RAIL (2.7%)
    Laidlaw International, Inc.*                        176,300         2,938,921
    Werner Enterprises, Inc.                            224,250         4,754,100
                                                                  ---------------
                                                                        7,693,021
                                                                  ---------------

                 See Accompanying Notes to Financial Statements.

                                                      NUMBER OF
                                                        SHARES         VALUE
                                                      ---------        -----
COMMON STOCKS
SPECIALTY RETAIL (3.7%)
    CSK Auto Corp.*                                     249,800   $     3,657,072
    Hughes Supply, Inc.                                 103,700         2,946,117
    Sports Authority, Inc.*@                            155,800         3,767,244
                                                                  ---------------
                                                                       10,370,433
                                                                  ---------------
TEXTILES & APPAREL (1.3%)
    Warnaco Group, Inc.*                                178,400         3,639,360
                                                                  ---------------

TOTAL COMMON STOCKS (Cost $196,349,913)                               279,918,830
                                                                  ---------------
SHORT-TERM INVESTMENTS (11.1%)
    State Street Navigator Prime Fund@@              28,487,581        28,487,581

                                                      PAR
                                                     (000)
                                                     -----
    State Street Bank and Trust Co. Euro
     Time Deposit, 1.000%, 11/01/04             $         2,743         2,743,000
                                                                  ---------------

TOTAL SHORT-TERM INVESTMENTS (Cost $31,230,581)                        31,230,581
                                                                  ---------------

TOTAL INVESTMENTS AT VALUE (110.8%)
  (Cost $227,580,494)                                                 311,149,411

LIABILITIES IN EXCESS OF OTHER ASSETS (-10.8%)                        (30,271,199)
                                                                  ---------------

NET ASSETS (100.0%)                                               $   280,878,212
                                                                  ===============

   *  Non-income producing security.
   @  Security or portion thereof is out on loan.
   @@ Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2004

                                                                                   LARGE CAP                SMALL CAP
                                                                                   VALUE FUND               VALUE FUND
                                                                               ------------------       ------------------
ASSETS
    Investments at value, including collateral for securities on loan of
      $3,890,824 and $28,487,581, respectively (Cost $274,480,631, and
      $227,580,494, respectively) (Note 1)                                     $      346,199,415(1)    $      311,149,411(2)
    Cash                                                                                      715                      905
    Receivable for investments sold                                                     3,821,626                       --
    Receivable for fund shares sold                                                        95,715                  260,230
    Dividend and interest receivable                                                      456,160                  294,506
    Prepaid expenses and other assets                                                      38,937                   38,837
                                                                               ------------------       ------------------
      Total Assets                                                                    350,612,568              311,743,889
                                                                               ------------------       ------------------
LIABILITIES
    Advisory fee payable (Note 2)                                                         117,640                  180,476
    Administrative services fee payable (Note 2)                                           86,999                   71,682
    Shareholder servicing/Distribution fee payable (Note 2)                                93,038                   79,797
    Payable upon return of securities loaned (Note 1)                                   3,890,824               28,487,581
    Payable for investments purchased                                                   1,405,196                1,139,290
    Trustees' fee payable                                                                   2,179                    2,178
    Payable for fund shares redeemed                                                      205,155                  688,312
    Other accrued expenses payable                                                        243,521                  216,361
                                                                               ------------------       ------------------
      Total Liabilities                                                                 6,044,552               30,865,677
                                                                               ------------------       ------------------
NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                               17,205                   12,459
    Paid-in capital (Note 5)                                                          251,999,536              170,673,830
    Undistributed net investment income (loss)                                            163,177                       --
    Accumulated net realized gain on investments                                       20,669,314               26,623,007
    Net unrealized appreciation from investments                                       71,718,784               83,568,916
                                                                               ------------------       ------------------
      Net Assets                                                               $      344,568,016       $      280,878,212
                                                                               ==================       ==================
COMMON SHARES
    Net assets                                                                 $          663,673       $       50,067,823
    Shares outstanding                                                                     33,222                2,209,354
                                                                               ------------------       ------------------
    Net asset value, offering price, and redemption price per share            $            19.98       $            22.66
                                                                               ==================       ==================
ADVISOR SHARES
    Net assets                                                                         12,227,500                      N/A
    Shares outstanding                                                                    608,662                      N/A
                                                                               ------------------       ------------------
    Net asset value, offering price, and redemption price per share            $            20.09                      N/A
                                                                               ==================       ==================
A SHARES
    Net assets                                                                 $      302,823,140       $      198,772,807
    Shares outstanding                                                                 15,105,339                8,737,188
                                                                               ------------------       ------------------
    Net asset value and redemption price per share                             $            20.05       $            22.75
                                                                               ==================       ==================
    Maximum offering price per share (net asset value/(1-5.75%))               $            21.27       $            24.14
                                                                               ==================       ==================
B SHARES
    Net assets                                                                 $       25,117,726       $       20,424,711
    Shares outstanding                                                                  1,268,149                  963,367
                                                                               ------------------       ------------------
    Net asset value and offering price per share                               $            19.81       $            21.20
                                                                               ==================       ==================
C SHARES
    Net assets                                                                 $        3,735,977       $       11,612,871
    Shares outstanding                                                                    189,484                  549,519
                                                                               ------------------       ------------------
    Net asset value and offering price per share                               $            19.72       $            21.13
                                                                               ==================       ==================

(1)  Including $3,800,734 of securities on loan.
(2)  Including $27,811,769 of securities on loan.

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2004

                                                                                   LARGE CAP                SMALL CAP
                                                                                   VALUE FUND               VALUE FUND
                                                                               ------------------       ------------------
INVESTMENT INCOME (Note 1)
    Dividends                                                                  $        7,574,371       $        3,341,046
    Interest                                                                               25,447                   52,790
    Securities lending                                                                     32,225                   29,941
                                                                               ------------------       ------------------
      Total investment income                                                           7,632,043                3,423,777
                                                                               ------------------       ------------------
EXPENSE
    Investment advisory fees (Note 2)                                                   1,991,453                2,164,796
    Administrative services fees (Note 2)                                                 575,016                  459,491
    Shareholder servicing/Distribution fees (Note 2)
      Common Class                                                                             --                  124,688
      Advisor Class                                                                        78,109                       --
      Class A                                                                             779,768                  509,707
      Class B                                                                             286,286                  222,036
      Class C                                                                              39,454                  104,056
    Transfer agent fees (Note 2)                                                          555,293                  444,556
    Printing fees (Note 2)                                                                 74,038                   54,501
    Registration fees                                                                      64,079                   53,490
    Legal fees                                                                             58,838                   48,185
    Custodian fees                                                                         35,388                   28,049
    Insurance expense                                                                      31,508                   30,171
    Audit fees                                                                             24,373                   25,116
    Commitment fees (Note 3)                                                                9,991                    7,918
    Trustees' fees                                                                          8,614                    8,612
    Miscellaneous expense                                                                  14,147                   12,104
                                                                               ------------------       ------------------
      Total expenses                                                                    4,626,355                4,297,476
                                                                               ------------------       ------------------
       Net investment income (loss)                                                     3,005,688                 (873,699)
                                                                               ------------------       ------------------
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
    Net realized gain from investments                                                 23,074,340               28,393,507
    Net change in unrealized appreciation (depreciation) from investments              12,646,399               21,745,107
                                                                               ------------------       ------------------
    Net realized and unrealized gain from investments                                  35,720,739               50,138,614
                                                                               ------------------       ------------------
    Net increase in net assets resulting from operations                       $       38,726,427       $       49,264,915
                                                                               ==================       ==================

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  LARGE CAP VALUE FUND               SMALL CAP VALUE FUND
                                                            --------------------------------    --------------------------------
                                                             FOR THE YEAR ENDED OCTOBER 31,      FOR THE YEAR ENDED OCTOBER 31,
                                                                 2004              2003              2004              2003
                                                            --------------    --------------    --------------    --------------
FROM OPERATIONS
  Net investment income (loss)                              $    3,005,688    $    1,532,798    $     (873,699)   $     (451,373)
  Net realized gain from investments                            23,074,340        16,763,424        28,393,507        14,641,903
  Net change in unrealized appreciation (depreciation)
   from investments                                             12,646,399        11,390,112        21,745,107        24,977,630
                                                            --------------    --------------    --------------    --------------
   Net increase in net assets resulting from operations         38,726,427        29,686,334        49,264,915        39,168,160
                                                            --------------    --------------    --------------    --------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
   Common Class shares                                              (7,968)          (17,331)               --           (39,448)
   Advisor shares                                                 (106,265)           (5,242)               --                --
   Class A shares                                               (2,867,502)       (1,423,315)               --          (121,771)
   Class B shares                                                  (51,526)          (44,542)               --                --
   Class C shares                                                   (7,128)           (3,968)               --                --
  Distributions from net realized gains
   Common Class shares                                             (19,226)          (56,140)       (2,480,205)       (4,176,400)
   Advisor shares                                                 (600,700)               --                --                --
   Class A shares                                               (8,164,902)       (2,083,702)       (9,958,591)      (12,892,153)
   Class B shares                                                 (798,605)         (529,887)       (1,256,227)       (1,785,919)
   Class C shares                                                  (94,482)          (42,341)         (484,122)         (400,677)
                                                            --------------    --------------    --------------    --------------
   Net decrease in net assets resulting from
     dividends and distributions                               (12,718,304)       (4,206,468)      (14,179,145)      (19,416,368)
                                                            --------------    --------------    --------------    --------------
FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  Proceeds from sale of shares                                  30,700,269        34,320,155        73,355,864        76,651,039
  Exchange value of shares due to merger                                --       201,050,472                --                --
  Reinvestment of dividends and distributions                   11,727,989         3,640,201        13,222,116        18,257,578
  Net asset value of shares redeemed                           (86,526,431)      (50,042,947)     (107,878,366)      (68,252,985)
                                                            --------------    --------------    --------------    --------------
   Net increase (decrease) in net assets from
     capital share transactions                                (44,098,173)      188,967,881       (21,300,386)       26,655,632
                                                            --------------    --------------    --------------    --------------
  Net increase (decrease) in net assets                        (18,090,050)      214,447,747        13,785,384        46,407,424

NET ASSETS
  Beginning of year                                            362,658,066       148,210,319       267,092,828       220,685,404
                                                            --------------    --------------    --------------    --------------
  End of year                                               $  344,568,016    $  362,658,066    $  280,878,212    $  267,092,828
                                                            ==============    ==============    ==============    ==============
  Undistributed Net Investment Income                       $      163,177    $      197,878    $           --    $           --
                                                            ==============    ==============    ==============    ==============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                                              FOR THE YEAR ENDED OCTOBER 31,
                                                        ------------------------------------------------------------------------
                                                           2004           2003           2002           2001           2000(1)
                                                        ----------     ----------     ----------     ----------     ------------
PER SHARE DATA
  Net asset value, beginning of period                  $    18.61     $    16.82     $    19.95     $    24.63     $      22.44
                                                        ----------     ----------     ----------     ----------     ------------
INVESTMENT OPERATIONS
  Net investment income(2)                                    0.23           0.14           0.17           0.19             0.02
  Net gain (loss) on investments
    (both realized and unrealized)                            1.87           2.10          (1.45)         (2.52)            2.21
                                                        ----------     ----------     ----------     ----------     ------------
      Total from investment operations                        2.10           2.24          (1.28)         (2.33)            2.23
                                                        ----------     ----------     ----------     ----------     ------------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                       (0.23)         (0.14)         (0.19)         (0.22)           (0.04)
  Distributions from net realized gains                      (0.50)         (0.31)         (1.66)         (2.13)              --
                                                        ----------     ----------     ----------     ----------     ------------
      Total dividends and distributions                      (0.73)         (0.45)         (1.85)         (2.35)           (0.04)
                                                        ----------     ----------     ----------     ----------     ------------
NET ASSET VALUE, END OF PERIOD                          $    19.98     $    18.61     $    16.82     $    19.95     $      24.63
                                                        ==========     ==========     ==========     ==========     ============
      Total return(3)                                        11.51%         13.63%         (7.63)%       (10.51)%           9.96%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)              $      664     $      737     $    3,061     $    3,421     $         96
    Ratio of expenses to average net assets                   0.95%          1.24%          1.03%          1.03%            0.43%(4)
    Ratio of net investment income to average
      net assets                                              1.16%          0.82%          0.92%          0.86%            0.07%(4)
    Decrease reflected in above operating expense
      ratios due to waivers                                     --             --           0.29%          0.18%              --
  Portfolio turnover rate                                       48%            53%            28%            38%              55%

(1)  For the period August 1, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

                                                                    FOR THE YEAR ENDED OCTOBER 31
                                                                    -----------------------------
                                                                        2004            2003(1)
                                                                    ------------     ------------
PER SHARE DATA
  Net asset value, beginning of period                              $      18.71     $      17.84
                                                                    ------------     ------------
INVESTMENT OPERATIONS
  Net investment income(2)                                                  0.13             0.04
  Net gain on investments
    (both realized and unrealized)                                          1.88             0.83
                                                                    ------------     ------------
      Total from investment operations                                      2.01             0.87
                                                                    ------------     ------------
LESS DIVIDENDS
  Dividends from net investment income                                     (0.13)           (0.00)(3)
  Distributions from net realized gains                                    (0.50)              --
                                                                    ------------     ------------
      Total dividends and distributions                                    (0.63)              --
                                                                    ------------     ------------
NET ASSET VALUE, END OF PERIOD                                      $      20.09     $      18.71
                                                                    ============     ============
      Total return(4)                                                      10.96%            4.90%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                          $     12,228     $     22,336
    Ratio of expenses to average net assets                                 1.45%            1.49%(5)
    Ratio of net investment income to average net assets                    0.66%            0.51%(5)
  Portfolio turnover rate                                                     48%              53%

(1)  For the period June 6, 2003 (inception date) through October 31, 2003.

(2) Per share information is calculated using the average shares outstanding method.

(3)  This amount represents less than $(0.01) per share.

(4) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class A Share of the Fund Outstanding Throughout Each Year)

                                                                            FOR THE YEAR ENDED OCTOBER 31,
                                                        ------------------------------------------------------------------------
                                                           2004           2003           2002           2001            2000
                                                        ----------     ----------     ----------     ----------     ------------
PER SHARE DATA
  Net asset value, beginning of year                    $    18.68     $    16.83     $    19.96     $    24.62     $      23.49
                                                        ----------     ----------     ----------     ----------     ------------
INVESTMENT OPERATIONS
  Net investment income(1)                                    0.18           0.14           0.17           0.21             0.16
  Net gain (loss) on investments
    (both realized and unrealized)                            1.87           2.15          (1.45)         (2.55)            1.78
                                                        ----------     ----------     ----------     ----------     ------------
      Total from investment operations                        2.05           2.29          (1.28)         (2.34)            1.94
                                                        ----------     ----------     ----------     ----------     ------------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                       (0.18)         (0.13)         (0.19)         (0.19)           (0.12)
  Distributions from net realized gains                      (0.50)         (0.31)         (1.66)         (2.13)           (0.69)
                                                        ----------     ----------     ----------     ----------     ------------
      Total dividends and distributions                      (0.68)         (0.44)         (1.85)         (2.32)           (0.81)
                                                        ----------     ----------     ----------     ----------     ------------
NET ASSET VALUE, END OF YEAR                            $    20.05     $    18.68     $    16.83     $    19.96     $      24.62
                                                        ==========     ==========     ==========     ==========     ============
      Total return(2)                                        11.19%         13.97%         (7.63)%       (10.48)%           8.44%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)                $  302,823     $  306,410     $  114,733     $  133,665     $    162,871
    Ratio of expenses to average net assets                   1.20%          1.24%          1.03%          1.04%            1.08%
    Ratio of net investment income to average
      net assets                                              0.91%          0.78%          0.90%          0.94%            0.71%
    Decrease reflected in above operating expense
      ratios due to waivers                                     --             --           0.28%          0.10%              --
  Portfolio turnover rate                                       48%            53%            28%            38%              55%

(1) Per share information is calculated using the average shares outstanding method.

(2) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.

(For a Class B Share of the Fund Outstanding Throughout Each Year)

                                                                            FOR THE YEAR ENDED OCTOBER 31,
                                                        ------------------------------------------------------------------------
                                                           2004           2003           2002           2001            2000
                                                        ----------     ----------     ----------     ----------     ------------
PER SHARE DATA
  Net asset value, beginning of year                    $    18.46     $    16.66     $    19.78     $    24.44     $      23.37
                                                        ----------     ----------     ----------     ----------     ------------
INVESTMENT OPERATIONS
  Net investment income (loss)(1)                             0.03           0.01           0.03           0.04               --
  Net gain (loss) on investments
    (both realized and unrealized)                            1.85           2.13          (1.43)         (2.52)            1.76
                                                        ----------     ----------     ----------     ----------     ------------
      Total from investment operations                        1.88           2.14          (1.40)         (2.48)            1.76
                                                        ----------     ----------     ----------     ----------     ------------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                       (0.03)         (0.03)         (0.06)         (0.05)              --
  Distributions from net realized gains                      (0.50)         (0.31)         (1.66)         (2.13)           (0.69)
                                                        ----------     ----------     ----------     ----------     ------------
      Total dividends and distributions                      (0.53)         (0.34)         (1.72)         (2.18)           (0.69)
                                                        ----------     ----------     ----------     ----------     ------------
NET ASSET VALUE, END OF YEAR                            $    19.81     $    18.46     $    16.66     $    19.78     $      24.44
                                                        ==========     ==========     ==========     ==========     ============
      Total return(2)                                        10.40%         13.07%         (8.29)%       (11.00)%           7.66%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)                $   25,118     $   29,696     $   28,312     $   33,087     $     41,194
    Ratio of expenses to average net assets                   1.95%          1.99%          1.78%          1.79%            1.80%
    Ratio of net investment income (loss) to average
      net assets                                              0.16%          0.06%          0.15%          0.19%           (0.01)%
    Decrease reflected in above operating expense
      ratios due to waivers                                     --             --           0.27%          0.10%              --
  Portfolio turnover rate                                       48%            53%            28%            38%              55%

(1) Per share information is calculated using the average shares outstanding method.

(2) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.

(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                                               FOR THE YEAR ENDED OCTOBER 31,
                                                        -----------------------------------------------------------------------
                                                           2004           2003           2002           2001           2000(1)
                                                        ----------     ----------     ----------     ----------     -----------
PER SHARE DATA
  Net asset value, beginning of period                  $    18.38     $    16.58     $    19.71     $    24.39     $     20.87
                                                        ----------     ----------     ----------     ----------     -----------
INVESTMENT OPERATIONS
  Net investment income (loss)(2)                             0.03           0.01           0.03           0.03           (0.01)
  Net gain (loss) on investments
    (both realized and unrealized)                            1.84           2.13          (1.43)         (2.51)           3.56
                                                        ----------     ----------     ----------     ----------     -----------
      Total from investment operations                        1.87           2.14          (1.40)         (2.48)           3.55
                                                        ----------     ----------     ----------     ----------     -----------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                       (0.03)         (0.03)         (0.07)         (0.07)          (0.03)
  Distributions from net realized gains                      (0.50)         (0.31)         (1.66)         (2.13)             --
                                                        ----------     ----------     ----------     ----------     -----------
      Total dividends and distributions                      (0.53)         (0.34)         (1.73)         (2.20)          (0.03)
                                                        ----------     ----------     ----------     ----------     -----------
NET ASSET VALUE, END OF PERIOD                          $    19.72     $    18.38     $    16.58     $    19.71     $     24.39
                                                        ==========     ==========     ==========     ==========     ===========
      Total return(3)                                        10.39%         13.14%         (8.35)%       (11.07)%         17.02%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)              $    3,736     $    3,479     $    2,104     $    1,916     $       496
    Ratio of expenses to average net assets                   1.95%          1.99%          1.78%          1.79%           1.28%(4)
    Ratio of net investment income (loss) to average
      net assets                                              0.16%          0.06%          0.16%          0.13%          (0.03)%(4)
    Decrease reflected in above operating expense
      ratios due to waivers                                     --             --           0.28%          0.10%             --
  Portfolio turnover rate                                       48%            53%            28%            38%             55%

(1)  For the period February 28, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                                                FOR THE YEAR ENDED OCTOBER 31,
                                                        ------------------------------------------------------------------------
                                                           2004           2003           2002           2001           2000(1)
                                                        ----------     ----------     ----------     ----------     ------------
PER SHARE DATA
  Net asset value, beginning of period                  $    20.02     $    18.56     $    21.07     $    22.62     $      21.35
                                                        ----------     ----------     ----------     ----------     ------------
INVESTMENT OPERATIONS
  Net investment income (loss)(2)                            (0.05)         (0.02)          0.02           0.04             0.02
  Net gain on investments
    (both realized and unrealized)                            3.75           3.08           0.31           1.72             1.25
                                                        ----------     ----------     ----------     ----------     ------------
      Total from investment operations                        3.70           3.06           0.33           1.76             1.27
                                                        ----------     ----------     ----------     ----------     ------------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                          --          (0.01)         (0.05)         (0.09)              --
  Distributions from net realized gains                      (1.06)         (1.59)         (2.79)         (3.22)              --
                                                        ----------     ----------     ----------     ----------     ------------
      Total dividends and distributions                      (1.06)         (1.60)         (2.84)         (3.31)              --
                                                        ----------     ----------     ----------     ----------     ------------
NET ASSET VALUE, END OF PERIOD                          $    22.66     $    20.02     $    18.56     $    21.07     $      22.62
                                                        ==========     ==========     ==========     ==========     ============
      Total return(3)                                        19.14%         17.75%          0.61%          9.79%            5.95%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)              $   50,068     $   47,969     $   45,075     $   30,667     $        105
    Ratio of expenses to average net assets                   1.42%          1.48%          1.32%          1.33%            0.34%(4)
    Ratio of net investment income (loss) to average
      net assets                                             (0.22)%        (0.10)%         0.12%          0.18%            0.09%(4)
    Decrease reflected in above operating expense
      ratios due to waivers                                     --           0.04%          0.14%          0.02%              --
  Portfolio turnover rate                                       41%            30%            18%            54%              42%

(1)  For the period August 1, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class A Share of the Fund Outstanding Throughout Each Year)

                                                                              FOR THE YEAR ENDED OCTOBER 31,
                                                        ------------------------------------------------------------------------
                                                           2004           2003           2002           2001            2000
                                                        ----------     ----------     ----------     ----------     ------------
PER SHARE DATA
  Net asset value, beginning of year                    $    20.10     $    18.62     $    21.09     $    22.54     $      20.52
                                                        ----------     ----------     ----------     ----------     ------------
INVESTMENT OPERATIONS
  Net investment income (loss)(1)                            (0.05)         (0.02)          0.02           0.05             0.06
  Net gain on investments
    (both realized and unrealized)                            3.76           3.10           0.33           1.76             4.05
                                                        ----------     ----------     ----------     ----------     ------------
      Total from investment operations                        3.71           3.08           0.35           1.81             4.11
                                                        ----------     ----------     ----------     ----------     ------------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                          --          (0.01)         (0.03)         (0.04)           (0.04)
  Distributions from net realized gains                      (1.06)         (1.59)         (2.79)         (3.22)           (2.05)
                                                        ----------     ----------     ----------     ----------     ------------
      Total dividends and distributions                      (1.06)         (1.60)         (2.82)         (3.26)           (2.09)
                                                        ----------     ----------     ----------     ----------     ------------
NET ASSET VALUE, END OF YEAR                            $    22.75     $    20.10     $    18.62     $    21.09     $      22.54
                                                        ==========     ==========     ==========     ==========     ============
      Total return(2)                                        19.11%         17.80%          0.71%          9.70%           21.69%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)                $  198,773     $  188,318     $  151,340     $  199,213     $    188,501
    Ratio of expenses to average net assets                   1.42%          1.48%          1.32%          1.33%            1.39%
    Ratio of net investment income (loss) to average
      net assets                                             (0.22)%        (0.11)%         0.11%          0.25%            0.28%
    Decrease reflected in above operating expense
      ratios due to waivers                                     --           0.04%          0.12%          0.02%              --
  Portfolio turnover rate                                       41%            30%            18%            54%              42%

(1) Per share information is calculated using the average shares outstanding method.

(2) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.

(For a Class B Share of the Fund Outstanding Throughout Each Year)

                                                                              FOR THE YEAR ENDED OCTOBER 31,
                                                        ------------------------------------------------------------------------
                                                           2004           2003           2002           2001            2000
                                                        ----------     ----------     ----------     ----------     ------------
PER SHARE DATA
  Net asset value, beginning of year                    $    18.93     $    17.74     $    20.33     $    21.95     $      20.13
                                                        ----------     ----------     ----------     ----------     ------------
INVESTMENT OPERATIONS
  Net investment loss(1)                                     (0.20)         (0.15)         (0.12)         (0.10)           (0.09)
  Net gain on investments
    (both realized and unrealized)                            3.53           2.93           0.32           1.70             3.96
                                                        ----------     ----------     ----------     ----------     ------------
      Total from investment operations                        3.33           2.78           0.20           1.60             3.87
                                                        ----------     ----------     ----------     ----------     ------------
LESS DISTRIBUTIONS
  Distributions from net realized gains                      (1.06)         (1.59)         (2.79)         (3.22)           (2.05)
                                                        ----------     ----------     ----------     ----------     ------------
NET ASSET VALUE, END OF YEAR                            $    21.20     $    18.93     $    17.74     $    20.33     $      21.95
                                                        ==========     ==========     ==========     ==========     ============
      Total return(2)                                        18.25%         16.88%         (0.08)%         8.88%           20.80%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)                $   20,425     $   22,669     $   19,999     $   17,818     $     17,255
    Ratio of expenses to average net assets                   2.17%          2.23%          2.07%          2.08%            2.10%
    Ratio of net investment loss to average net assets       (0.97)%        (0.86)%        (0.63)%        (0.50)%          (0.43)%
    Decrease reflected in above operating expense
      ratios due to waivers                                     --           0.04%          0.13%          0.02%              --
  Portfolio turnover rate                                       41%            30%            18%            54%              42%

(1) Per share information is calculated using the average shares outstanding method.

(2) Total returns are historical and assume changes in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

                 See Accompanying Notes to Financial Statements.

(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                                              FOR THE YEAR ENDED OCTOBER 31,
                                                        -----------------------------------------------------------------------
                                                           2004           2003           2002           2001          2000(1)
                                                        ----------     ----------     ----------     ----------     -----------
PER SHARE DATA
  Net asset value, beginning of period                  $    18.87     $    17.69     $    20.28     $    21.94     $     17.96
                                                        ----------     ----------     ----------     ----------     -----------
INVESTMENT OPERATIONS
  Net investment loss(2)                                     (0.19)         (0.15)         (0.12)         (0.11)          (0.07)
  Net gain on investments
    (both realized and unrealized)                            3.51           2.92           0.32           1.67            4.05
                                                        ----------     ----------     ----------     ----------     -----------
      Total from investment operations                        3.32           2.77           0.20           1.56            3.98
                                                        ----------     ----------     ----------     ----------     -----------
LESS DISTRIBUTIONS
  Distributions from net realized gains                      (1.06)         (1.59)         (2.79)         (3.22)             --
                                                        ----------     ----------     ----------     ----------     -----------
NET ASSET VALUE, END OF PERIOD                          $    21.13     $    18.87     $    17.69     $    20.28     $     21.94
                                                        ==========     ==========     ==========     ==========     ===========
      Total return(3)                                        18.25%         16.87%         (0.07)%         8.93%          22.16%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)              $   11,613     $    8,138     $    4,271     $    1,481     $       220
    Ratio of expenses to average net assets                   2.17%          2.23%          2.07%          2.08%           1.42%(4)
    Ratio of net investment loss to average net assets       (0.97)%        (0.86)%        (0.63)%        (0.52)%         (0.33)%(4)
    Decrease reflected in above operating expense
      ratios due to waivers                                     --           0.04%          0.14%          0.02%             --
  Portfolio turnover rate                                       41%            30%            18%            54%             42%

(1)  For the period February 28, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)  Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS
October 31, 2004

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Credit Suisse Capital Funds (the "Trust") covered in this report are comprised of Credit Suisse Large Cap Value Fund ("Large Cap Value") and Credit Suisse Small Cap Value Fund ("Small Cap Value"), (each a "Fund" and collectively, the "Funds"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on November 26, 1985. Each Fund is classified as diversified.

   Investment objectives for each Fund are as follows: Large Cap Value seeks long-term capital appreciation and continuity of income; Small Cap Value seeks a high level of growth of capital.

   Large Cap Value offers five classes of shares: Common Class shares, Advisor Class shares, Class A shares, Class B shares and Class C shares. Small Cap Value offers four classes of shares: Common Class shares, Class A shares, Class B shares and Class C shares. Effective December 12, 2001, Large Cap Value closed the Common Class to new investments, except for reinvestment of dividends. Large Cap Value's Common Class shareholders as of the close of business on December 12, 2001 may continue to hold Common Class shares but may not add to their accounts. Although no further shares can be purchased, Large Cap Value's shareholders can redeem their Common Class shares through any available method. The Small Cap Value's Common Class shares are closed to new investors, other than (1) investors in employee retirement, stock, bonus, pension or profit-sharing plans, (2) investment advisory clients of Credit Suisse Asset Management, LLC ("CSAM"), (3) certain registered investment advisers ("RIAs"),
(4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs and (5) employees of CSAM or its affiliates and current and former Directors or Trustees of funds advised by CSAM or its affiliates. Any Common Class shareholder as of the close of business on December 12, 2001 can continue to buy Common Class shares of the fund and open new accounts under the same Social Security number. Each class of shares in each Fund represents an equal pro rata interest in each Fund, except that they bear different expenses, which reflect the difference in the range of services provided to them. Class A shares of each Fund are sold subject to a front-end sales charge of up to 5.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class C shares of each Fund are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

   Effective as of the close of business on June 6, 2003, Large Cap Value acquired all of the net assets of the Credit Suisse Strategic Value Fund ("Strategic Value") in a tax-free exchange of shares. The Fund was also the accounting survivor in the tax-free exchange. The shares exchanged were 9,909,161 Class A shares (valued at $176,779,318) of Large Cap Value for 14,963,301 Common Class shares of Strategic Value, 1,330,026 Advisor Class shares (valued at $23,727,605) of Large Cap Value for 2,012,115 Advisor Class shares of Strategic Value, 17,274 Class A shares (valued at $308,174) of Large Cap Value for 26,097 Class A shares of Strategic Value, 4,229 Class B shares (valued at $74,648) of Large Cap Value for 6,370 Class B shares of Strategic Value, 9,153 Class C shares (valued at $160,727) of Large Cap Value for 13,720 Class C shares of Strategic Value. Strategic Value's net assets of $201,050,472 at that date, which included $23,663,867 of unrealized appreciation, were combined with those of Large Cap Value. The aggregate net assets of Strategic Value and Large Cap Value immediately before the acquisition were $201,050,472 and $157,976,111, respectively, and the combined net assets of Large Cap Value after the acquisition were $359,026,583.

   A) SECURITY VALUATION -- The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Each Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Funds' Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Funds may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid quarterly by Large Cap Value and at least annually by Small Cap Value. Distributions of net realized capital gains, if any, are declared and paid at least annually by the Funds. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (GAAP).

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) SHORT-TERM INVESTMENTS -- The Funds, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Funds' custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   G) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Funds in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Funds' securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   The market value of securities on loan to brokers and the value of collateral held by each Fund with respect to such loans at October 31, 2004 are as follows:

                                 MARKET VALUE OF           VALUE OF
         FUND                   SECURITIES LOANED     COLLATERAL RECEIVED
         ----                   -----------------     -------------------
         Large Cap Value          $   3,800,734          $   3,890,824
         Small Cap Value             27,811,769             28,487,581

   Prior to March 17, 2004, Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, had been engaged by the Funds to act as the Funds' securities lending agent. The Fund earned no income from securities lending through the period ended March 17, 2004.

   Effective March 17, 2004, SSB has been engaged by the Funds to act as the Funds' securities lending agent. The Funds' securities lending arrangement provides that the Funds and SSB will share the net income earned from securities lending activities with each Fund receiving 70% and SSB receiving 30% of the earnings from the investment of cash collateral or any other securities lending income in accordance with the provisions of the securities lending agency agreement. The Funds may also be entitled to certain minimum amounts of income from their securities lending activities. Securities lending income is accrued as earned.

   H) OTHER -- Large Cap Value may invest up to 10% and Small Cap Value may invest up to 15% of its net assets in restricted and other illiquid securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Funds or the current carrying values, and the difference could be material.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Funds. For its investment advisory services, CSAM is entitled to receive the following fees, computed daily and payable monthly, on each Fund's average daily net assets as follows:

         FUND                                               ANNUAL RATE
         ----                                               -----------
         Large Cap Value             0.75% of average daily net assets up to and including $75 million
                                     0.50% of average daily net assets in excess of $75 million
         Small Cap Value             0.875% of first $100 million of average daily net assets
                                     0.75% of next $100 million of average daily net assets
                                     0.625% of average daily net assets over $200 million

   For the year ended October 31, 2004, investment advisory fees earned for each Fund were as follows:

         FUND                                            GROSS ADVISORY FEE
         ----                                            ------------------
         Large Cap Value                                    $  1,991,453
         Small Cap Value                                       2,164,796

   CSAM will not recapture from the Funds any fees it waived during the fiscal year ended October 31, 2004.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Funds.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of each Fund's average daily net assets. For the year ended October 31, 2004, co-administrative services fees earned by CSAMSI were as follows:

         FUND                                          CO-ADMINISTRATION FEE
         ----                                          ---------------------
         Large Cap Value                                    $    360,790
         Small Cap Value                                         286,368

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee.

         AVERAGE DAILY NET ASSETS                           ANNUAL RATE
         ------------------------                           -----------
         First $5 billion                         0.050% of average daily net assets
         Next $5 billion                          0.035% of average daily net assets
         Over $10 billion                         0.020% of average daily net assets

   For the year ended October 31, 2004, co-administrative services fees earned by SSB (including out-of-pocket fees) were as follows:

         FUND                                          CO-ADMINISTRATION FEE
         ----                                          ---------------------
         Large Cap Value                                    $    214,226
         Small Cap Value                                         173,123

   In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Pursuant to distribution plans adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This fee is calculated at an annual rate of 0.25% of the average daily net assets of the Common Class of Small Cap Value and Class A shares of each Fund. Prior to November 1, 2003, Common Class shares of Large Cap Value paid such fees at an annual rate of 0.50% of its average daily net assets. Advisor Class shares of Large Cap Value may pay this fee at an annual rate not to exceed 0.75% of such classes average daily assets; such fee is currently calculated at the annual rate of 0.50% of the average daily net assets of such class. For the Class B and Class C shares, the fee is calculated at annual rate of 1.00% of average daily net assets of such classes. Effective November 1, 2003, CSAMSI no longer receives 12b-1 fees on Common Class shares of Large Cap Value.

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Funds, and receive compensation from CSAM. CSAM is then reimbursed by the Funds. For the year ended October 31, 2004, the Funds reimbursed CSAM the following amounts, which are included in each Fund's transfer agent expense as follows:

         FUND                                                  AMOUNT
         ----                                               ------------
         Large Cap Value                                    $        454
         Small Cap Value                                          80,856

   For the year ended October 31, 2004, CSAMSI and its affiliates advised the Funds that they retained the following amounts from commissions earned on the sale of the Funds' Class A shares:

         FUND                                                  AMOUNT
         ----                                               ------------
         Large Cap Value                                    $     23,857
         Small Cap Value                                          26,263

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing and fulfillment services.

For the year ended October 31, 2004, Merrill was paid for its services by the Funds as follows:

         FUND                                                  AMOUNT
         ----                                               ------------
         Large Cap Value                                    $     13,643
         Small Cap Value                                          13,643

NOTE 3. LINE OF CREDIT

   The Funds, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participate in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At October 31, 2004, and during the year ended October 31, 2004, the Funds had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the year ended October 31, 2004, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                             PURCHASES            SALES
                                          --------------      --------------
         Large Cap Value                  $  169,280,817      $  232,646,637
         Small Cap Value                     113,769,821         128,063,640

NOTE 5. CAPITAL SHARE TRANSACTIONS

   Large Cap Value is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share, of which an unlimited number of shares are classified as Common Class shares, Advisor Class shares, Class A shares, Class B shares and Class C shares. Small Cap Value is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class shares, Class A shares,

Class B shares and Class C shares. Transactions in capital shares of the Funds were as follows:

                                                                       LARGE CAP VALUE
                                           --------------------------------------------------------------------
                                                                         COMMON CLASS
                                           --------------------------------------------------------------------
                                                   FOR THE YEAR ENDED                 FOR THE YEAR ENDED
                                                    OCTOBER 31, 2004                   OCTOBER 31, 2003
                                           --------------------------------------------------------------------
                                                SHARES           VALUE             SHARES             VALUE
                                           --------------    --------------    --------------    --------------
Shares sold                                            --    $           --             1,352    $       23,338
Shares issued in reinvestment
  of dividends and distributions                    1,301            24,882             4,402            72,572
Shares redeemed                                    (7,655)         (148,490)         (148,101)       (2,636,135)
                                           --------------    --------------    --------------    --------------
Net decrease                                       (6,354)   $     (123,608)         (142,347)   $   (2,540,225)
                                           ==============    ==============    ==============    ==============

                                                                       LARGE CAP VALUE
                                           --------------------------------------------------------------------
                                                                        ADVISOR CLASS
                                           --------------------------------------------------------------------
                                                   FOR THE YEAR ENDED                 FOR THE PERIOD ENDED
                                                    OCTOBER 31, 2004                   OCTOBER 31, 2003(1)
                                           --------------------------------------------------------------------
                                                SHARES           VALUE             SHARES             VALUE
                                           --------------    --------------    --------------    --------------
Shares sold                                        93,310    $    1,829,621            44,498    $      805,443
Shares exchanged due to merger                         --                --         1,330,026        23,727,605
Shares issued in reinvestment
  of dividends and distributions                   36,998           706,961               293             5,242
Shares redeemed                                  (715,248)      (14,140,852)         (181,215)       (3,267,840)
                                           --------------    --------------    --------------    --------------
Net increase (decrease)                          (584,940)   $  (11,604,270)        1,193,602    $   21,270,450
                                           ==============    ==============    ==============    ==============

                                                                       LARGE CAP VALUE
                                           --------------------------------------------------------------------
                                                                          CLASS A
                                           --------------------------------------------------------------------
                                                   FOR THE YEAR ENDED                 FOR THE YEAR ENDED
                                                    OCTOBER 31, 2004                   OCTOBER 31, 2003
                                           --------------------------------------------------------------------
                                                SHARES           VALUE             SHARES             VALUE
                                           --------------    --------------    --------------    --------------
Shares sold                                     1,319,472    $   26,008,199         1,631,978    $   27,951,860
Shares exchanged due to merger                         --                --         9,926,435       177,087,492
Shares issued in reinvestment
  of dividends and distributions                  531,611        10,191,675           179,017         3,006,863
Shares redeemed                                (3,152,005)      (61,935,697)       (2,149,099)      (37,384,797)
                                           --------------    --------------    --------------    --------------
Net increase (decrease)                        (1,300,922)   $  (25,735,823)        9,588,331    $  170,661,418
                                           ==============    ==============    ==============    ==============

                                                                       LARGE CAP VALUE
                                           --------------------------------------------------------------------
                                                                          CLASS B
                                           --------------------------------------------------------------------
                                                   FOR THE YEAR ENDED                 FOR THE YEAR ENDED
                                                    OCTOBER 31, 2004                   OCTOBER 31, 2003
                                           --------------------------------------------------------------------
                                                SHARES           VALUE             SHARES             VALUE
                                           --------------    --------------    --------------    --------------
Shares sold                                        86,581    $    1,671,302           259,948    $    4,319,275
Shares exchanged due to merger                         --                --             4,229            74,648
Shares issued in reinvestment
  of dividends and distributions                   38,328           719,319            31,262           512,465
Shares redeemed                                  (465,367)       (9,028,287)         (386,324)       (6,387,578)
                                           --------------    --------------    --------------    --------------
Net decrease                                     (340,458)   $   (6,637,666)          (90,885)   $   (1,481,190)
                                           ==============    ==============    ==============    ==============

                                                                       LARGE CAP VALUE
                                           --------------------------------------------------------------------
                                                                          CLASS C
                                           --------------------------------------------------------------------
                                                   FOR THE YEAR ENDED                 FOR THE YEAR ENDED
                                                    OCTOBER 31, 2004                   OCTOBER 31, 2003
                                           --------------------------------------------------------------------
                                                SHARES           VALUE             SHARES             VALUE
                                           --------------    --------------    --------------    --------------
Shares sold                                        61,896    $    1,191,147            72,255    $    1,220,239
Shares exchanged due to merger                         --                --             9,153           160,727
Shares issued in reinvestment
  of dividends and distributions                    4,557            85,152             2,638            43,059
Shares redeemed                                   (66,298)       (1,273,105)          (21,597)         (366,597)
                                           --------------    --------------    --------------    --------------
Net increase                                          155    $        3,194            62,449    $    1,057,428
                                           ==============    ==============    ==============    ==============

                                                                      SMALL CAP VALUE
                                           --------------------------------------------------------------------
                                                                       COMMON CLASS
                                           --------------------------------------------------------------------
                                                   FOR THE YEAR ENDED                 FOR THE YEAR ENDED
                                                    OCTOBER 31, 2004                   OCTOBER 31, 2003
                                           --------------------------------------------------------------------
                                                SHARES           VALUE             SHARES             VALUE
                                           --------------    --------------    --------------    --------------
Shares sold                                       649,415    $   14,092,209           870,927    $   15,846,132
Shares issued in reinvestment
  of dividends and distributions                  121,963         2,461,214           239,082         4,181,492
Shares redeemed                                  (957,605)      (20,733,147)       (1,142,820)      (20,288,729)
                                           --------------    --------------    --------------    --------------
Net decrease                                     (186,227)   $   (4,179,724)          (32,811)   $     (261,105)
                                           ==============    ==============    ==============    ==============

                                                                      SMALL CAP VALUE
                                           --------------------------------------------------------------------
                                                                          CLASS A
                                           --------------------------------------------------------------------
                                                   FOR THE YEAR ENDED                 FOR THE YEAR ENDED
                                                    OCTOBER 31, 2004                   OCTOBER 31, 2003
                                           --------------------------------------------------------------------
                                                SHARES           VALUE             SHARES             VALUE
                                           --------------    --------------    --------------    --------------
Shares sold                                     2,507,834    $   53,689,869         2,925,201    $   53,065,536
Shares issued in reinvestment
  of dividends and distributions                  461,139         9,342,671           691,170        12,130,136
Shares redeemed                                (3,602,673)      (77,659,751)       (2,374,821)      (42,655,211)
                                           --------------    --------------    --------------    --------------
Net increase (decrease)                          (633,700)   $  (14,627,211)        1,241,550    $   22,540,461
                                           ==============    ==============    ==============    ==============

                                                                      SMALL CAP VALUE
                                           --------------------------------------------------------------------
                                                                          CLASS B
                                           --------------------------------------------------------------------
                                                   FOR THE YEAR ENDED                 FOR THE YEAR ENDED
                                                    OCTOBER 31, 2004                   OCTOBER 31, 2003
                                           --------------------------------------------------------------------
                                                SHARES           VALUE             SHARES             VALUE
                                           --------------    --------------    --------------    --------------
Shares sold                                        76,218    $    1,522,417           209,151    $    3,537,721
Shares issued in reinvestment
  of distributions                                 56,847         1,080,090            94,731         1,577,261
Shares redeemed                                  (367,111)       (7,409,177)         (233,802)       (3,968,267)
                                           --------------    --------------    --------------    --------------
Net increase (decrease)                          (234,046)   $   (4,806,670)           70,080    $    1,146,715
                                           ==============    ==============    ==============    ==============

                                                                      SMALL CAP VALUE
                                           --------------------------------------------------------------------
                                                                          CLASS C
                                           --------------------------------------------------------------------
                                                   FOR THE YEAR ENDED                 FOR THE YEAR ENDED
                                                    OCTOBER 31, 2004                   OCTOBER 31, 2003
                                           --------------------------------------------------------------------
                                                SHARES           VALUE             SHARES             VALUE
                                           --------------    --------------    --------------    --------------
Shares sold                                       202,943    $    4,051,369           245,228    $    4,201,650
Shares issued in reinvestment
  of distributions                                 17,853           338,141            22,210           368,689
Shares redeemed                                  (102,474)       (2,076,291)          (77,702)       (1,340,778)
                                           --------------    --------------    --------------    --------------
Net increase                                      118,322    $    2,313,219           189,736    $    3,229,561
                                           ==============    ==============    ==============    ==============

(1)  Large Cap Value Advisor Class commenced operations on June 6, 2003.

   On October 31, 2004, the number of shareholders that held 5% or more of the outstanding shares of each class of the Funds were as follows:

                                             NUMBER OF        APPROXIMATE PERCENTAGE
         FUND                              SHAREHOLDERS       OF OUTSTANDING SHARES
         ----                              ------------      -----------------------
         Large Cap Value
         Common Class                           4                       44%
         Advisor Class                          1                       97%
         Class A                                2                       20%
         Class B                                1                        5%
         Class C                                3                       21%

         Small Cap Value
         Common Class                           3                       68%
         Class B                                1                        5%
         Class C                                1                       10%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 6. FEDERAL INCOME TAXES

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales.

   The tax characteristics of dividends and distributions paid during the years ended October 31, 2004 and 2003, respectively, by the Funds were as follows:

                                          ORDINARY INCOME           LONG-TERM CAPITAL GAIN
                                    ---------------------------   ---------------------------
   FUND                                 2004           2003           2004           2003
   ----                             ------------   ------------   ------------   ------------
   Large Cap Value                  $  3,040,389   $  1,494,398   $  9,677,915   $  2,712,070
   Small Cap Value                     2,334,168        781,563     11,844,977     18,634,805

   At October 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                                    LARGE CAP VALUE    SMALL CAP VALUE
                                                    ---------------    ---------------
          Undistributed net investment income        $   3,708,589      $   4,845,937
          Accumulated realized gain (loss)              18,876,481         22,086,955
          Unrealized appreciation                       69,966,205         83,259,031
                                                     -------------      -------------
                                                     $  92,551,275      $ 110,191,923
                                                     =============      =============

   At October 31, 2004, the Funds had no capital loss carryforwards available to offset possible future capital gains.

   During the tax year ended October 31, 2004, Large Cap Value has utilized $566,004 of the capital loss carryforward.

   At October 31, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were as follows:

                                                                                           NET UNREALIZED
                                    IDENTIFIED      GROSS UNREALIZED   GROSS UNREALIZED     APPRECIATION/
   FUND                                COST           APPRECIATION      (DEPRECIATION)     (DEPRECIATION)
   ----                          ----------------   ----------------   ----------------   ---------------
   Large Cap Value                $  276,233,210     $  71,834,154      $  (1,867,949)     $  69,966,205
   Small Cap Value                   227,890,380        86,962,702         (3,703,671)        83,259,031

   At October 31, 2004, accumulated undistributed net investment income and accumulated net realized gain (loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net operating losses. Net assets were not affected by these reclassifications:

                                                             ACCUMULATED NET
                                     UNDISTRIBUTED NET      REALIZED GAIN ON
        FUND                         INVESTMENT INCOME         INVESTMENTS
        ----                         -----------------      -----------------
        Large Cap Value                $          --          $          --
        Small Cap Value                      873,699               (873,699)

NOTE 7. CONTINGENCIES

   In the normal course of business, the Funds may provide general indemnifications pursuant to certain contracts and organizational documents. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Credit Suisse Large Cap Value Fund and
Credit Suisse Small Cap Value Fund:

   In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Large Cap Value Fund and Credit Suisse Small Cap Value Fund (hereafter referred to as the "Funds") at October 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
December 15, 2004

CREDIT SUISSE FUNDS
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)

                                         TERM                                        NUMBER OF
                                         OF OFFICE(1)                                PORTFOLIOS IN
                                         AND                                         FUND
                           POSITION(S)   LENGTH        PRINCIPAL                     COMPLEX        OTHER
NAME, ADDRESS AND          HELD WITH     OF TIME       OCCUPATION(S) DURING          OVERSEEN BY    DIRECTORSHIPS
DATE OF BIRTH              FUND          SERVED        PAST FIVE YEARS               TRUSTEE        HELD BY TRUSTEE
-------------------------  ------------  ------------  ----------------------------  -------------  -----------------
INDEPENDENT TRUSTEES

Richard H. Francis         Trustee,      Since         Currently retired             42             None
c/o Credit Suisse Asset    Nominating    2001
Management, LLC            and Audit
466 Lexington Avenue       Committee
New York, New York         Member
10017-3140

Date of Birth: 04/23/32

Jeffrey E. Garten          Trustee,      Since         Dean of Yale School of        41             Director of
Box 208200                 Nominating    2001          Management and                               Aetna, Inc.
New Haven, Connecticut     and Audit                   William S. Beinecke                          (insurance
06520-8200                 Committee                   Professor in the Practice                    company);
                           Member                      of International Trade                       Director of
Date of Birth: 10/29/46                                and Finance from                             Calpine
                                                       November 1995 to                             Corporation
                                                       present.                                     (energy
                                                                                                    provider);
                                                                                                    Director of
                                                                                                    CarMax Group
                                                                                                    (used car
                                                                                                    dealers).

Peter F. Krogh             Trustee,      Since         Dean Emeritus and             41             Director of
301 ICC                    Nominating    2001          Distinguished Professor                      Carlisle
Georgetown University      Committee                   of International Affairs                     Companies
Washington, DC 20057       Chairman and                at the Edmund A. Walsh                       Incorporated
                           Audit                       School of Foreign                            (diversified
Date of Birth: 02/11/37    Committee                   Service, Georgetown                          manufacturing
                           Member                      University from June                         company).
                                                       1995 to present;
                                                       Moderator of PBS
                                                       foreign affairs television
                                                       series from
                                                       1998 to 2000

----------
(1) Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

                                         TERM                                        NUMBER OF
                                         OF OFFICE(1)                                PORTFOLIOS IN
                                         AND                                         FUND
                           POSITION(S)   LENGTH        PRINCIPAL                     COMPLEX        OTHER
NAME, ADDRESS AND          HELD WITH     OF TIME       OCCUPATION(S) DURING          OVERSEEN BY    DIRECTORSHIPS
DATE OF BIRTH              FUND          SERVED        PAST FIVE YEARS               TRUSTEE        HELD BY TRUSTEE
------------------------   ------------  ------------  ----------------------------  -------------  -----------------
INDEPENDENT TRUSTEES

James S. Pasman, Jr.       Trustee,      Since         Currently retired             43             Director of
c/o Credit Suisse Asset    Nominating    2001                                                       Education
Management, LLC            and Audit                                                                Management
466 Lexington Avenue       Committee                                                                Corp.
New York, New York         Member
10017-3140

Date of Birth: 12/20/30

Steven N. Rappaport        Trustee,      Since         Partner of Lehigh Court,      43             Director of
Lehigh Court, LLC          Nominating    2001          LLC and RZ Capital                           Presstek, Inc.
40 East 52nd Street        Committee                   (private investment                          (digital imaging
New York, New York         Member and                  firms) from July 2002 to                     technologies
10022                      Audit                       present; Transition                          company);
                           Committee                   Adviser to SunGard                           Director of
Date of Birth: 07/10/48    Chairman                    Securities Finance, Inc.                     Wood
                                                       from February 2002                           Resources, LLC.
                                                       to July 2002; President                      (plywood
                                                       of SunGard Securities                        manufacturing
                                                       Finance, Inc. from 2001                      company).
                                                       to February2002;
                                                       President of Loanet, Inc.
                                                       (on-line accounting
                                                       service) from 1997 to
                                                       2001.

INTERESTED TRUSTEES

Michael E. Kenneally(2)    Chairman and  Since         Chairman and Global           45             None
Credit Suisse Asset        Chief         2004          Chief Executive Officer
Management, LLC            Executive                   of CSAM since 2003;
466 Lexington Avenue       Officer                     Chairman and Chief
New York, New York                                     Investment Officer of
10017-3140                                             Banc of America Capital
                                                       Management from 1998
Date of Birth: 03/30/54                                to March 2003.

----------
(2) Mr. Kenneally is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he is an officer of CSAM.

                                         TERM                                        NUMBER OF
                                         OF OFFICE(1)                                PORTFOLIOS IN
                                         AND                                         FUND
                           POSITION(S)   LENGTH        PRINCIPAL                     COMPLEX        OTHER
NAME, ADDRESS AND          HELD WITH     OF TIME       OCCUPATION(S) DURING          OVERSEEN BY    DIRECTORSHIPS
DATE OF BIRTH              FUND          SERVED        PAST FIVE YEARS               TRUSTEE        HELD BY TRUSTEE
------------------------   ------------  ------------  ----------------------------  -------------  -----------------
INTERESTED TRUSTEES

William W. Priest(3)       Trustee       Since         Chief Executive Officer       48             Director of
Epoch Investment Partners                2001          of J Net Enterprises, Inc.                   Globe Wireless,
667 Madison Avenue                                     (technology holdings                         LLC (maritime
New York, New York 10021                               company) since                               communication-
                                                       June 2004; Chief                             company);
Date of Birth: 09/24/41                                Executive Officer of                         Director of
                                                       Epoch Investment                             InfraRed X
                                                       Partners, Inc.                               (medical device
                                                       since April 2004;                            company);
                                                       Co-Managing Partner,                         Director of J Net
                                                       Steinberg Priest& Sloane                     Enterprises, Inc.
                                                       Capital Management, LLC
                                                       from 2001 to March 2004;
                                                       Chairman and Managing
                                                       Director of CSAM from
                                                       2000 to February 2001;
                                                       Chief Executive Officer and
                                                       Managing Director of
                                                       CSAM from 1990 to 2000.

----------
(3) Mr. Priest is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he provided consulting services to CSAM within the last two years (ended 12/31/02).

                                           TERM
                                           OF OFFICE(1)
                                           AND
                           POSITION(S)     LENGTH
NAME, ADDRESS AND          HELD WITH       OF TIME
DATE OF BIRTH              FUND            SERVED        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-------------------------  --------------  ------------  ----------------------------------------------------------
OFFICERS

Michael A. Pignataro       Chief           Since         Director and Director of Fund Administration of CSAM;
Credit Suisse Asset        Financial       2001          Associated with CSAM since 1984; Officer of other Credit
Management, LLC            Officer and                   Suisse Funds
466 Lexington Avenue       Treasurer
New York, New York
10017-3140

Date of Birth: 11/15/59

Emidio Morizio             Chief           Since         Vice President and Global Head of Compliance of CSAM;
Credit Suisse Asset        Compliance      2004          Associated with CSAM since July 2000; Vice President and
Management, LLC            Officer                       Director of Compliance of Forstmann-Leff Associates from
466 Lexington Avenue                                     1998 to June 2000; Officer of other Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 9/21/66

Ajay Mehra                 Chief Legal     Since         Director and Deputy General Counsel of CSAM since
Credit Suisse Asset        Officer         2004          September 2004; Senior Associate of Shearman & Sterling
Management, LLC                                          LLP from September 2000 to September 2004; Senior
466 Lexington Avenue                                     Counsel of the SEC Division of Investment Management
New York, New York                                       from June 1997 to September 2000; Officer of other Credit
10017-3140                                               Suisse Funds

Date of Birth: 8/14/70

J. Kevin Gao               Vice President  Since         Vice President and legal counsel of CSAM; Associated with
Credit Suisse Asset        and Secretary   2004          CSAM since July 2003; Associated with the law firm of
Management, LLC                                          Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of
466 Lexington Avenue                                     other Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 10/13/67

Robert M. Rizza            Assistant       Since         Assistant Vice President of CSAM since January 2001;
Credit Suisse Asset        Treasurer       2002          Associated with CSAM since 1998; Officer of other Credit
Management, LLC                                          Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65

     The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE FUNDS
TAX INFORMATION LETTER (UNAUDITED)
October 31, 2004

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

     For the fiscal year ended October 31, 2004 certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2004 Form 1099-DIV.

     For the fiscal year ended October 31, 2004, Large Cap Value and Small Cap Value designates approximately $3,040,389 and $2,334,168, respectively, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual's tax bracket. If the Fund pays a distribution during calendar year 2004, complete information will be reported in conjunction with Form 1099-DIV.

IMPORTANT TAX INFORMATION FOR SHAREHOLDERS

     During the year ended October 31, 2004, the Funds declared the following dividends that were designated as 20% long-term capital gains dividends:

           FUND                            AMOUNT
           ----                        ------------
           Large Cap Value             $  9,677,915
           Small Cap Value               11,844,977

CREDIT SUISSE FUNDS
PROXY POLICY NOTICE AND PORTFOLIO HOLDINGS INFORMATION

     Information regarding how each Fund voted proxies related to its portfolio securities during the 12-month period ended June 30, 2004 as well as the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio securities are available:

     -  By calling 1-800-927-2874

     -  On the Funds' website, www.csam.com/us

     - On the website of the Securities and Exchange Commission, http://www.sec.gov.

     Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

                       This page intentionally left blank

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. BOX 55030, BOSTON, MA 02205-5030
800-927-2874 - www.csam.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR        CSVAL-2-1004

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2004. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2004.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's governing board has determined that it has three audit committee financial experts serving on its audit committee: Richard H. Francis, James S. Pasman, Jr., and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP ("PwC"), for its fiscal years ended October 31, 2003 and October 31, 2004.

                                        2003          2004
                                        -----------   -----------
Audit Fees                              $    41,543   $    41,543
Audit-Related Fees(1)                   $     6,000   $     9,000
Tax Fees(2)                             $     4,646   $     4,646
All Other Fees                                   --            --
Total                                   $    52,189   $    55,189

(1) Services include agreed-upon procedures in connection with the registrant's semi-annual financial statements ($6,000), and the registrant's third quarter 2004 Form N-Q filing ($3,000).

(2) Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant's operations and financial reporting and that were rendered by PwC to the registrant's investment adviser, Credit Suisse Asset Management, LLC ("CSAM"), and any service provider to the registrant controlling, controlled by or under common control with CSAM that provided ongoing services to the registrant ("Covered Services Provider"), for the registrant's fiscal years ended October 31, 2003 and October 31, 2004.

                                        2003          2004
                                        -----------   -----------
Audit-Related Fees                      N/A           N/A

Tax Fees                                N/A           N/A
All Other Fees                          N/A           N/A
Total                                   N/A           N/A

(e)(1) Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to CSAM and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than CSAM or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, CSAM and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

                                        2003          2004
                                        -----------   -----------
Audit-Related Fees                      N/A           N/A
Tax Fees                                N/A           N/A
All Other Fees                          N/A           N/A
Total                                   N/A           N/A

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to CSAM and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii)of Regulation S-X, for the registrant's fiscal years ended October 31, 2003 and October 31, 2004:

                                        2003          2004
                                        -----------   -----------
Audit-Related Fees                      N/A           N/A
Tax Fees                                N/A           N/A
All Other Fees                          N/A           N/A
Total                                   N/A           N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, CSAM and Covered Service Providers for the fiscal years ended October 31, 2003 and October 31, 2004 were $10,646 and $13,646, respectively.

(h) Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to this registrant.

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ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Registrant's Code of Ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

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                                  SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          CREDIT SUISSE CAPITAL FUNDS

          /s/ Michael E. Kenneally
          ------------------------
          Name:  Michael E. Kenneally
          Title: Chief Executive Officer
          Date:  January 7, 2005

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          /s/ Michael E. Kenneally
          ------------------------
          Name:  Michael E. Kenneally
          Title: Chief Executive Officer
          Date:  January 7, 2005

          /s/ Michael A. Pignataro
          ------------------------
          Name:  Michael A. Pignataro
          Title: Chief Financial Officer
          Date:  January 7, 2005

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